November 30, 1998

NEWPORT TIGER CUB FUND

NEWPORT JAPAN OPPORTUNITIES FUND

NEWPORT GREATER CHINA FUND

PROSPECTUS

BEFORE YOU INVEST


Colonial Management Associates, Inc. (Administrator) and your full-service financial advisor want you to understand both the risks and benefits of mutual fund investing.

While mutual funds offer significant opportunities and are professionally managed, they also carry risks including possible loss of principal. Unlike savings accounts and certificates of deposit, mutual funds are not insured or guaranteed by any financial institution or government agency.

Please consult your full-service financial advisor to determine how investing in these mutual funds may suit your unique needs, time horizon and risk tolerance.

Newport  Tiger Cub Fund (Cub Fund) and Newport Japan  Opportunities  Fund (Japan
Fund) are diversified portfolios of Colonial Trust II (Trust), an open-end management investment company. Newport Greater China Fund (China Fund)
(collectively with the Cub Fund and the Japan Fund, the Funds) is a non-diversified portfolio of the Trust.

The Cub Fund seeks capital appreciation by investing primarily in equity securities of small companies (i.e., companies with equity market capitalizations of U.S. $1 billion or less) located in the nine Tigers of Asia (Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, The People's Republic of China and the Philippines).

The Japan Fund seeks capital appreciation by investing primarily in equity securities of Japanese companies.

The China Fund seeks long-term growth of capital by investing primarily in equity securities of companies located in, or which derive a substantial portion of their revenue from business activity with or in, the Greater China Region (i.e., Hong Kong, The People's Republic of China and Taiwan).

Each Fund is managed by Newport Fund Management, Inc. (Advisor), an investment advisor since 1984 and an affiliate of the Administrator.

This Prospectus explains concisely what you should know before investing in the Funds. Read it carefully and

                                                               JO-01/984F-0998

retain it for future reference. More detailed information about the Funds is contained in the November 30, 1998 Statement of Additional Information which has been filed with the Securities and Exchange Commission (SEC) and is obtainable free of charge by calling the Administrator at 1-800-426-3750. The Statement of Additional Information is incorporated by reference in (which means it is considered to be a part of) this Prospectus.

Each Fund offers multiple classes of shares. Class A shares are offered at net asset value plus a sales charge imposed at the time of purchase; Class B shares are offered at net asset value and are subject to an annual distribution fee and a declining contingent deferred sales charge on redemptions made within six years after purchase; and Class C shares are offered at net asset value and are subject to an annual distribution fee and a contingent deferred sales charge on redemptions made within one year after purchase. Each of the Class A, B and C shares is subject to a contingent redemption fee on redemptions and exchanges made within five business days of purchase. Class B shares automatically convert to Class A shares after approximately eight years. See "How to Buy Shares."

Contents                                              Page

Summary of Expenses                                    2
The Funds' Financial History                           4
The Funds' Investment Objectives                       7
How the Funds Pursue Their Objectives
   and Certain Risk Factors                            7
Investment Techniques and Additional
   Risk Factors                                        8
How the Funds Measure Their
   Performance                                        11
How the Funds are Managed                             12
Year 2000                                             13
How the Funds Value Their Shares                      13
Distributions and Taxes                               13
How to Buy Shares                                     14
How to Sell Shares                                    16
How to Exchange Shares                                17
Telephone Transactions                                17
12b-1 Plans                                           18
Organization and History                              18

This Prospectus is also available on-line at the Web site http://www.libertyfunds.com. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, materials that are incorporated by reference into this Prospectus and the Statement of Additional Information, and other information regarding the Funds.

----------------------------- --------------------------

      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE

----------------------------- --------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF EXPENSES

Expenses are one of several factors to consider when investing in a Fund. The following tables summarize your maximum transaction costs and your annual expenses, adjusted to reflect current fees, for an investment in each Class of each Fund's shares. See "How the Funds are Managed" and "12b-1 Plans" for more complete descriptions of the Funds' various costs and expenses.

Shareholder Transaction Expenses(1)(2)

                                           Cub Fund, Japan Fund and China Fund
                                        ----------------------------------------
                                           Class A       Class B        Class C

Maximum Initial Sales Charge Imposed on
  a Purchase (as a % of offering price)    5.75%(3)      0.00%(4)       0.00%(4)
Maximum Contingent Deferred Sales Charge
  (as a % of offering price) (3)           1.00%(5)      5.00%          1.00%
Maximum Contingent Redemption Fee (3)(6)   2.00%         2.00%          2.00%

(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Buy Shares."
(2) Redemption proceeds exceeding $500 sent via federal funds wire will be subject to a $7.50 charge per transaction.
(3) Does not apply to reinvested distributions.
(4) Because of the 0.75% distribution fee applicable to Class B and Class C shares, long-term Class B and Class C shareholders may pay more in aggregate sales charges than the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc. However, because
    Class  B  shares   automatically   convert  to  Class  A  shares   after
    approximately 8 years, this is less likely for Class B shares than for a class without a conversion feature.
(5) Only with respect to any portion of purchases of $1 million to $5 million redeemed within approximately 18 months after purchase. See "How to Buy Shares."
(6) A contingent redemption fee in the amount of 2.00% is imposed on redemptions and exchanges of Fund shares purchased and held for five business days or less. See "Contingent Redemption Fee" under the caption "How to Sell Shares."

Annual Operating Expenses (as a % of average net assets)
                                                         Cub Fund
                                      ------------------------------------------
                                         Class A          Class B        Class C

Management and administration fees
  (after fee waiver)(7)                   0.38%           0.38%           0.38%
12b-1 fees                                0.25            1.00            1.00
Other expenses                            1.62            1.62            1.62
                                          ----            ----            ----
Total operating expenses
  (after fee waiver)(7)                   2.25%           3.00%           3.00%
                                         =====           =====           =====

                                                        Japan Fund
                                      ------------------------------------------
                                         Class A         Class B         Class C

Management and administration fees
  (after fee waiver)(8)                   0.48%          0.48%           0.48%
12b-1 fees                                0.25           1.00            1.00
Other expenses                            1.27           1.27            1.27
                                          ----           ----            ----
Total operating expenses
  (after fee waiver)(8)                   2.00%          2.75%           2.75%
                                         =====          =====           =====

                                                        China Fund
                                      ------------------------------------------

                                         Class A          Class B        Class C
Management and administration fees
  (after fee waiver)(9)                   1.09%           1.09%           1.09%
12b-1 fees                                0.25            1.00            1.00
Other expenses                            0.81            0.81            0.81
                                          ----            ----            ----
Total operating expenses
  (after fee waiver)(9)                   2.15%           2.90%           2.90%
                                         =====           =====           =====

(7) The Advisor and Administrator have voluntarily agreed to waive or bear certain Fund expenses until further notice to the Fund. Absent such agreement, the "Management and administration fees" would have been 1.40% for each class of shares and "Total operating expenses" would have been 3.27% for Class A shares and 4.02% for Class B and Class C shares.
(8) The Advisor and Administrator have voluntarily agreed to waive or bear certain Fund expenses until further notice to the Fund. Absent such agreement, the "Management and administration fees" would have been 1.20% for each class of shares and "Total operating expenses" would have been 2.72% for Class A shares and 3.47% for Class B and Class C shares.
(9) The Advisor and Administrator have voluntarily agreed to waive or bear certain Fund expenses until further notice to the Fund. Absent such agreement, the "Management and administration fees" would have been 1.40% for each class of shares and "Total operating expenses" would have been 2.46% for Class A shares and 3.21% for Class B and Class C shares.

Example

The following Example shows the cumulative transaction and operating expenses attributable to a hypothetical $1,000 investment in the Class A, Class B and Class C shares of each Fund for the periods specified, assuming a 5% annual return and, unless otherwise noted, redemption at period end. This example uses the fees and expenses in the tables above and gives effect to the fee waivers and expense reimbursements described above. The 5% return and expenses in this Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary.

                                       Cub Fund

            Class A               Class B                           Class C
Period:
                            (10)           (11)             (10)          (11)
1 year        $ 79          $ 80           $ 30             $ 40          $ 30
3 years       $124          $123           $ 93             $ 93(12)      $ 93
5 years       $171          $178           $158             $158          $158
10 years      $301          $314(13)       $314(13)         $332          $332

Without voluntary fee reductions, the amounts would be $89, $152, $218 and $394 for Class A shares for 1, 3, 5 and 10 years, respectively; $90, $152, $226 and $406 for Class B shares assuming redemptions for 1, 3, 5 and 10 years, respectively; $40 $122, $206 and $406 for Class B shares assuming no redemptions for 1, 3, 5 and 10 years, respectively; $50, $122, $206 and $422 for Class C shares assuming redemptions for 1, 3, 5, and 10 years, respectively; and $40, $122, $206 and $422 for Class C shares assuming no redemptions for 1, 3, 5 and 10 years, respectively.

                                       Japan Fund

            Class A                Class B                           Class C
Period:
                            (10)           (11)             (10)          (11)
1 year      $ 77           $ 78           $ 28              $ 38          $ 28
3 years     $117           $115           $ 85              $ 85(12)      $ 85
5 years     $159           $165           $145              $145          $145
10 years    $277           $290(13)       $290(13)          $308          $308

Without voluntary fee reductions, the amounts would be $83, $137, $193 and $345 for Class A shares for 1, 3, 5 and 10 years, respectively; $85, $137, $200 and $358 for Class B shares assuming redemptions for 1, 3, 5 and 10 years, respectively; $35 $107, $180 and $358 for Class B shares assuming no redemptions for 1, 3, 5 and 10 years, respectively; $45, $107, $180 and $375 for Class C shares assuming redemptions for 1, 3, 5, and 10 years, respectively; and $35, $107, $180 and $375 for Class C shares assuming no redemptions for 1, 3, 5 and 10 years, respectively.

                                        China Fund

            Class A                Class B                           Class C
Period:
                             (10)          (11)             (10)          (11)
1 year      $ 78             $ 79          $ 29             $ 39          $ 29
3 years     $121             $120          $ 90             $ 90(12)      $ 90
5 years     $166             $173          $153             $153          $153
10 years    $291             $305(13)      $305(13)         $322          $322

Without voluntary fee reductions, the amounts would be $81, $130, $181 and $321 for Class A shares for 1, 3, 5 and 10 years, respectively; $82, $129, $188 and $334 for Class B shares assuming redemptions for 1, 3, 5 and 10 years, respectively; $32, $99, $168 and $334 for Class B shares assuming no redemptions for 1, 3, 5 and 10 years, respectively; $42, $99, $168 and $351 for Class C shares assuming redemptions for 1, 3, 5, and 10 years, respectively; and $32, $99, $168 and $351 for Class C shares assuming no redemptions for 1, 3, 5 and 10 years, respectively.

(10) Assumes redemption at period end.
(11) Assumes no redemption.
(12) Class C shares do not incur a contingent deferred sales charge on redemptions made after one year.
(13) Class B shares automatically convert to Class A after approximately 8 years; therefore, years 9 and 10 reflect Class A share expenses.

THE FUNDS' FINANCIAL HISTORY
The following financial highlights for a Class A, Class B or Class C share outstanding throughout each period have been derived from the Funds' financial statements, which have been audited by PricewaterhouseCoopers LLP, independent accountants. Their unqualified report is included in each Fund's 1998 Annual
Report and is incorporated by reference into the Statement of Additional Information.


                                                                  Cub Fund
                                                 Class A                                   Class B
                                  --------------------------------------- -----------------------------------------
                                         Year ended           Period ended       Year ended            Period ended
                                          August 31             August 31         August 31              August 31
                                  --------------------------------------- -----------------------------------------
                                  --------------------------------------- -----------------------------------------
                                      1998         1997        1996(d)        1998        1997          1996(d)
                                  --------------------------------------- -----------------------------------------
Net asset value-Beginning of period  $9.100      $9.320       $10.000        $9.020      $9.300        $10.000
                                     -------     -------      --------      -------      -------        --------
INCOME FROM
  INVESTMENT OPERATIONS:
Net investment income (loss)(a)(b)    0.115(c)    0.059(f)      0.016        0.067(c)    (0.012)(f)      (0.002)
Net realized and unrealized loss     (5.315)     (0.279)(b)    (0.696)(b)   (5.257)      (0.268)(b)      (0.698)(b)
    Total from Investment Operations (5.200)     (0.220)       (0.680)      (5.190)      (0.280)         (0.700)
                                     -------     -------       -------      -------      -------         -------
Net asset value - End of period      $3.900      $9.100        $9.320       $3.830       $9.020          $9.300
                                     =======     =======       =======      =======      =======         =======
Total return (g)(h)                  (57.14)%     (2.36)%       (6.80)%(i)  (57.54)%      (3.01)%         (7.00)%(i)
                                     ========     =======       ======      ========      =======         ======
RATIOS TO AVERAGE NET ASSETS
Expenses(j)                           2.25%       2.25%         2.25%(k)     3.00%        3.00%           3.00%(k)
Net investment income (loss)(j)       1.75%       0.62%         0.62%(k)     1.00%       (0.13)%         (0.13)%(k)
Fees and expenses waived or borne by
  the Advisor/Administrator(j)        1.02%       1.09%         5.16%(k)     1.02%        1.09%           5.16%(k)
Portfolio turnover                      56%         96%            3%(i)       56%          96%              3%(i)
Net assets at end of period (000)    $3,556      $8,653        $3,542       $3,165       $7,664          $2,654

(a) Net of fees and expenses
    waived or borne by the
    Advisor/Administrator
    which amounted to:                $0.067      $0.105       $0.123        $0.067       $0.105         $0.123
(b) Per share data was calculated  using average shares  outstanding  during the period.
(c) Includes  distributions  from China Hong Kong  Photo  Products,  Dickson
    Concepts International Ltd., Four Seas Merchantile, Hang Seng Bank Ltd.,
    Hon Kwok Land Investment, Li & Fung Ltd., Sa Sa International, Ltd., Sun
    Hung  Kai  Properties  Ltd.  and  Varitronix  International  Ltd.  which amounted to $0.016,  $0.013,  $0.013,  $0.014,  $0.012,  $0.014, $0.014,
    $0.013, $0.017 per share, respectively.
(d) The Fund commenced investment operations on June 3, 1996.
(e) Effective July 1, 1997, Class D shares were redesignated to Class C shares.
(f) Includes distributions from Srithai Superware Public Co., Ltd. and Varitronix
    International Ltd. which amounted to $0.039 per share.
(g) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(h) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(i) Not annualized.
(j) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(k) Annualized.

                                                          Class C
                                  --------------------------------------------------
                                              Year ended               Period ended
                                               August 31                 August 31
                                  --------------------------------------------------
                                  --------------------------------------------------
                                       1998            1997(e)             1996(d)
                                  ---------------------------------------
Net asset value - Beginning of period   $9.020          $9.300              $10.000
                                       -------          -------              -------
INCOME FROM
  INVESTMENT OPERATIONS:
Net investment income (loss)(a)(b)     0.067(c)         (0.012)(f)           (0.002)
Net realized and unrealized loss       (5.257)          (0.268)(b)           (0.698)(b)
    Total from Investment Operations   (5.190)          (0.280)              (0.700)
                                       -------          -------              -------
Net asset value - End of period        $3.830            $9.020               $9.300
                                      =======            =======               ======
Total return (g)(h)                    (57.54)%          (3.01)%              (7.00)%(i)
                                      =======            =======               ======
RATIOS TO AVERAGE NET ASSETS
Expenses(j)                             3.00%             3.00%               3.00%(k)
Net investment income (loss)(j)         1.00%            (0.13)%             (0.13)%(k)
Fees and expenses waived or borne by
  the Advisor/Administrator(j)          1.02%              1.09%               5.16%(k)
Portfolio turnover                        56%                96%                3%(i)
Net assets at end of period (000)       $732              $1,300               $738

(a) Net of fees and expenses
    waived or borne by the
    Advisor/Administrator
    which amounted to:                 $0.067             $0.105               $0.123
(b) Per share data was calculated  using average shares  outstanding  during the period.
(c) Includes  distributions  from China Hong Kong  Photo  Products,  Dickson
    Concepts International Ltd., Four Seas Merchantile, Hang Seng Bank Ltd.,
    Hon Kwok Land Investment, Li & Fung Ltd., Sa Sa International, Ltd., Sun
    Hung  Kai  Properties  Ltd.  and  Varitronix  International  Ltd.  which amounted to $0.016,  $0.013,  $0.013,  $0.014,  $0.012,  $0.014, $0.014,
    $0.013, $0.017 per share, respectively.
(d) The Fund commenced investment operations on June 3, 1996.
(e) Effective July 1, 1997, Class D shares were redesignated to Class C shares.
(f) Includes distributions from Srithai Superware Public Co., Ltd. and Varitronix
    International Ltd. which amounted to $0.039 per share.
(g) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(h) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(i) Not annualized.
(j) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(k) Annualized.

                                                                         Japan Fund
                                                     Class A                               Class B
                                         ----------------------------------- -----------------------------------
                                              Year ended        Period ended      Year ended       Period ended
                                              August 31           August 31       August 31          August 31
                                         ----------------------------------- -----------------------------------
                                            1998       1997       1996(c)       1998        1997    1996(c)
                                         --------------------- ------------- --------------------- -------------
Net asset value - Beginning of period     $10.050     $9.710    $10.000        $9.950     $9.690   $10.000
                                          --------    -------   --------       -------    -------  --------
INCOME FROM
  INVESTMENT OPERATIONS:
Net investment loss (a)(b)                (0.103)    (0.094)    (0.016)       (0.172)     (0.170)   (0.034)
Net realized and
 unrealized gain (loss)                   (1.265)     0.434     (0.274)       (1.236)      0.430    (0.276)
                                          -------     -----     -------       -------     ------    -------
  Total from Investment Operations        (1.368)     0.340     (0.290)       (1.408)      0.260    (0.310)
                                          -------     -----     -------       -------     ------    -------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net realized gains                   (0.022)      ----       ----        (0.022)       ----      ----
                                          -------    -------     -------      -------     ------    -------
Net asset value - End of period            $8.660    $10.050     $9.710        $8.520     $9.950    $9.690
                                          =======   ========    =======       =======    =======   =======
Total return (e)(f)                       (13.62)%     3.50%     (2.90)%(g)   (14.16)%     2.68%    (3.10)%(g)
                                          ========  ========    =======      ========     ======    =======
RATIOS TO AVERAGE NET ASSETS
Expenses (h)                               2.00%      2.00%      2.00%(i)      2.75%      2.75%     2.75%(i)
Net investment loss (h)                   (1.12)%    (0.93)%    (0.66)%(i)    (1.87)%    (1.68)%   (1.41)%(i)
Fees and expenses waived or borne
  by the Advisor/Administrator (h)         0.72%      1.79%      9.13%(i)      0.72%      1.79%     9.13%(i)
Portfolio turnover                           24%        20%         0%           24%        20%        0%
Net assets at end of period (000)         $2,887     $4,073     $1,066        $6,028     $6,275    $1,197

(a) Net of fees and expenses waived
    or borne by the
    Advisor/Administrator which
    amounted to:                          $0.066     $0.180     $0.230       $0.066      $0.180     $0.230
(b) Per share data was calculated  using average shares  outstanding  during the period.
(c) The Fund  commenced  investment  operations  on June 3,  1996.
(d) Effective July 1, 1997, Class D shares were redesignated as Class C shares.
(e) Total return at net asset value  assuming all  distributions  reinvested and no initial sales charge or contingent deferred sales charge.
(f) Had the  Advisor/Administrator  not  waived  or  reimbursed  a  portion  of expenses,  total return would have been  reduced.
(g) Not  annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(i) Annualized.

                                                         Class C (d)
                                      ------------------------------------------
                                             Year ended       Period ended
                                             August 31          August 31
                                      ------------------------------------------
                                         1998         1997        1996(c)
                                      ------------------------------------------
Net asset value - Beginning of period    $9.940      $9.690      $10.000
                                         -------     -------     -------
INCOME FROM
  INVESTMENT OPERATIONS:
Net investment loss (a)(b)              (0.172)     (0.170)      (0.034)
Net realized and
 unrealized gain (loss)                 (1.236)      0.420       (0.276)
                                        -------      -----       -------
  Total from Investment Operations      (1.408)      0.250       (0.310)
                                        -------      -----       -------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net realized gains                 (0.022)       ----       ----
                                        -------      ------      -------
Net asset value - End of period         $8.510      $9.940       $9.690
                                       =======     =======       ======
Total return (e)(f)                    (14.18)%      2.58%       (3.10)%(g)
                                       =======     =======       ======
RATIOS TO AVERAGE NET ASSETS
Expenses (h)                            2.75%       2.75%         2.75%(i)
Net investment loss (h)                (1.87)%     (1.68)%       (1.41)%(i)
Fees and expenses waived or borne
  by the Advisor/Administrator (h)      0.72%       1.79%         9.13%(i)
Portfolio turnover                       24%         20%           0%
Net assets at end of period (000)      $1,862      $3,001         $472

(a) Net of fees and expenses waived
    or borne by the
    Advisor/Administrator which
    amounted to:                       $0.066     $0.180         $0.230
(b) Per share data was calculated  using average shares  outstanding  during the period.
(c) The Fund  commenced  investment  operations  on June 3,  1996.
(d) Effective July 1, 1997, Class D shares were redesignated as Class C shares.
(e) Total return at net asset value  assuming all  distributions  reinvested and no initial sales charge or contingent deferred sales charge.
(f) Had the  Advisor/Administrator  not  waived  or  reimbursed  a  portion  of expenses,  total return would have been  reduced.
(g) Not  annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(i) Annualized.

                                                                              China Fund
                                                     Class A                   Class B                           Class C
                                       ---------------------------------------------------------------------------------------------
                                           Year ended    Period ended    Year ended   Period ended       Year ended    Period ended
                                            August 31     August 31       August 31     August 31         August 31      August 31
                                       -----------------------------    -----------------------------   ----------------------------
                                            1998           1997(e)          1998         1997(e)            1998           1997(e)
                                       -----------------------------    -----------------------------   ----------------------------
Net asset value - Beginning of period     $17.900         $13.340         $17.860        $13.330           $17.860         $13.330
                                          --------        --------       --------       --------           --------        -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)(b)        0.092(c)        0.052(d)        0.012(c)       (0.004)(d)         0.013(c)     (0.004)(d)
Net realized and unrealized gain (loss)   (11.591)         4.508(k)       (11.478)         4.534(k)        (11.498)        4.534(k)
                                          --------        -------         --------        ------          --------          ------
    Total from Investment Operations      (11.499)         4.560          (11.466)         4.530           (11.485)          4.530
                                          --------        -------         --------        ------          --------          ------
LESS DISTRIBUTIONS DECLARED
  TO SHAREHOLDERS:
From net investment income                 (0.061)          ----           (0.054)           ---            (0.055)            ---
                                           -------        -------          -------         ------           -------        -------
Net asset value - End of period            $6.340         $17.900          $6.340         $17.860            $6.320         $17.860
                                           =======        ========         =======        ========           =======        =======
Total return (f)(g)                        (64.42%)        34.22%(h)      (64.36%)         33.98%(h)        (64.46%)       33.98%(h)
                                           ========       ========         ========       ========           =======        =======
RATIOS TO AVERAGE NET ASSETS
Expenses (i)                                2.15%          2.15%(j)         2.90%          2.90%(j)          2.90%          2.90%(j)
Net investment income (loss) (i)            0.74%          0.89%(j)        (0.01)%         0.14%(j)         (0.01)%         0.14%(j)
Fees and expenses waived or borne by the
   Advisor/Administrator (i)                0.31%          0.59%(j)         0.31%          0.59%(j)          0.31%          0.59%(j)
Portfolio turnover                            58%          4%(h)              58%          4%(h)              58%            4%(h)
Net assets at end of period (000)          $31,214        $115,699         $1,692          $135              $443            $134

(a) Net of fees and expenses waived or borne
    by the Advisor/Administrator which
    amounted to:                            $0.039         $0.034          $0.039          $0.034            $0.039          $0.034
(b) Per share data was calculated using average shares outstanding during the period.
(c) Includes distributions from Cheung Kong Holdings Ltd., Citic Pacific Ltd., Guangshen Railway Co., Ltd. and Henderson Land
    Development Co., Ltd., which amounted to $0.019, $0.036, $0.018 and $0.020 per share, respectively.
(d) Includes distributions from China Light & Power Co. Ltd., Dah Sing Financial, Glorious Sun Enterprises and Hang Seng Bank Ltd.
    which amounted to $0.078 per share.
(e) The Fund  commenced  investment  operations on May 12, 1997. The activity shown is from the effective date of registration  (May 16, 1997) with the
    SEC.  The per  share  information  reflects  the  1.5  for 1 stock  split effective July 25, 1997.
(f) Total return at net asset value assuming all distributions reinvested and no
    initial  sales  charge  or  contingent   deferred  sales  charge.
(g) Had  the Advisor/Administrator  not waived or  reimbursed  a portion of  expenses,  total return would have been reduced.
(h) Not annualized.
(i) The  benefits   derived  from  custody   credits  and  directed   brokerage arrangements had no impact.
(j) Annualized.
(k) The amount shown for a share  outstanding  does not  correspond  with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

Further performance information is contained in each Fund's Annual Report to shareholders, which is obtainable free of charge by calling 1-800-426-3750.

THE FUNDS' INVESTMENT OBJECTIVES

The Cub Fund seeks capital appreciation by investing primarily in equity securities of small companies (i.e., companies with equity market capitalizations of U.S. $1 billion or less) located in the nine Tigers of Asia (Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, The People's Republic of China and the Philippines) ("Small Company Tiger Securities").

The Japan Fund seeks capital appreciation by investing primarily in equity securities of Japanese companies.

The China Fund seeks long-term growth of capital by investing primarily in equity securities of companies located in, or which derive a substantial portion of their revenue from business activity with or in, the Greater China Region (i.e., Hong Kong, The People's Republic of China and Taiwan).

HOW THE FUNDS PURSUE THEIR OBJECTIVES AND CERTAIN RISK FACTORS

Cub Fund. The Cub Fund seeks to invest in companies with consistently above-average earnings growth. Normally, the Cub Fund will invest at least 65% of its total assets in Small Company Tiger Securities. The Cub Fund may invest up to 35% of its total assets in equity securities of large companies (i.e., companies with equity market capitalizations of more than U.S. $1 billion) located in the nine Tigers of Asia ("Large Company Tiger Securities"). Small and Large Company Tiger Securities include common and preferred stock, warrants (rights) to purchase stock, debt securities convertible into stock, sponsored and unsponsored American Depositary Receipts (receipts issued in the U.S. by banks or trust companies evidencing ownership of underlying foreign securities), Global Depositary Receipts (receipts issued by foreign banks or trust companies evidencing ownership of underlying foreign securities) and shares of closed-end investment companies that invest primarily in the foregoing securities. It is presently anticipated that a large portion of the Cub Fund's assets will be invested in companies located in Hong Kong and Singapore, which are not considered by the Advisor to be emerging markets. However, investments in Hong Kong will involve special risks. See "Investment Techniques and Additional Risk Factors--Hong Kong" below. The remaining countries in which the Cub Fund invests are considered to be emerging markets. Investments in foreign securities, generally, and especially in emerging market securities in a particular region, involve special risks. See "Regional Concentration and Trends," "Foreign
Investments," and "Emerging Markets" below. Investments in small company securities also involve special risks. See "Small Companies" below. Dividend income will not be considered in choosing the investments of the Cub Fund.

Japan Fund. The Japan Fund normally invests substantially all of its assets in equity securities of well-established Japanese companies (i.e., companies with equity market capitalizations in excess of U.S. $200 million) (Japanese Securities). The Japan Fund seeks to invest in companies with histories of consistent earnings growth in industries with attractive or improving prospects. Japanese Securities generally include common and preferred stock, warrants (rights) to purchase such stock, debt securities convertible into such stock, sponsored and unsponsored American Depositary Receipts (receipts issued in the U.S. by banks or trust companies evidencing ownership of underlying foreign securities) and Global Depositary Receipts (receipts issued by foreign banks or trust companies). Investment in foreign securities involves special risks. See "Investment Techniques and Additional Risk Factors -- Japanese Securities" below. Dividend income will not be considered in choosing the investments of the Japan Fund.

China Fund. The China Fund normally invests at least 80% of its total assets in equity securities of companies located in, or which derive a substantial portion (at least 50%) of their revenue from business activity with or in, the Greater China Region. The remaining 20% may be invested in equity securities of companies that are otherwise expected to benefit from the Greater China Region's anticipated economic growth. The Advisor currently anticipates that the China Fund will invest primarily in companies whose securities are listed and traded in Hong Kong, but that the Advisor believes will benefit from growth opportunities in mainland China.

The China Fund generally invests in companies with at least $100 million in equity market capitalization at the time of purchase, including both seasoned companies and those with limited operating histories. The equity securities in which the China Fund invests include common and preferred stock, warrants (rights) to purchase stock, debt securities convertible into stock, sponsored and unsponsored American Depositary Receipts (receipts issued in the U.S. by banks or trust companies evidencing ownership of underlying foreign securities), Global Depositary Receipts (receipts issued by foreign banks or trust companies) and shares of closed-end investment companies that invest primarily in the foregoing securities. Dividend income will not be considered in choosing the investments of the China Fund.

INVESTMENT TECHNIQUES AND ADDITIONAL RISK FACTORS

The following describes in greater detail different types of securities and investment techniques used by the Funds, and discusses certain risks related to such securities and techniques. Additional information about the Funds' investments and investment practices may be found in the Statement of Additional Information. The following also describes certain of the risks associated with the regions and countries in which the Funds may invest.

Regional Concentration and Trends. As the Cub Fund's investments will, under normal circumstances, be concentrated in equity securities of companies located in the nine Tigers of Asia, and the China Fund investments will be concentrated in the Greater China Region, these Funds' investments will be particularly susceptible to regional trends. The prices of these Funds' securities, and therefore, the net asset value of the Cub Fund and the China Fund, may be adversely affected by negative economic or political events in any of the nine Tigers of Asia and in Southeast Asia as a whole. In addition, events in a number of the nine Tigers of Asia since the latter half of 1997 have highlighted the financial interdependence of the region and demonstrated that negative financial events in one such country may have far-reaching negative effects throughout the region. In late 1997, a number of the nine Tigers of Asia suffered currency devaluations, equity market downturns and other detrimental economic events. There can be no assurance that the recent currency devaluations, equity market downturns and other detrimental economic events in the region will not continue. The uncertainty surrounding the effects of the foregoing events may negatively impact the return of the Cub Fund and the China Fund and the value of the Funds' shares.

Japanese Securities. Because the Japan Fund's investments are concentrated in Japan, the value of its shares will be especially affected by political, economic and market conditions within Japan and by movements in currency exchange rates between the Japanese and U.S. currencies, and may fluctuate more widely than the value of shares of a fund investing in companies located in a number of different countries. In addition, because Japan's economy is significantly dependent on foreign trade, economic and market conditions within Japan, and therefore the value of Japan Fund shares, are significantly influenced by domestic economic and market conditions within its trading partner countries and by political relations and currency exchange rates between Japan and such countries. Japan has in the past experienced difficult relations with its trading partners, particularly the U.S. The imposition of trade sanctions or other protectionist measures could negatively impact the Japanese economy and the value of Japan Fund shares. Transactions in Japanese securities may be more costly due to currency conversion costs and higher brokerage and custodial costs.

The Greater China Region. Although Hong Kong, The People's Republic of China and Taiwan are closely tied economically, they have different political and economic systems and their markets and regulatory structures are at different stages of development. Following is a summary of the major risks and uncertainties associated with investing in each country.

Hong Kong. Although Hong Kong has the most developed securities markets of the three countries in the Greater China Region, a substantial portion of its economy is dependent on investments in or trade with China and other less-developed Asian countries. Political, economic and legal developments in those countries including but not limited to inflation, recession or currency fluctuations, could adversely impact the China and the Cub Fund's Hong Kong investments.

As of July 1, 1997, sovereignty over Hong Kong was transferred from Great Britain to China and Hong Kong became a Special Administrative Region of China. In connection with this transfer, China has agreed to maintain for 50 years Hong Kong's existing economic and social systems, as well as most of the personal freedoms previously enjoyed by Hong Kong residents. Nevertheless, it is impossible to predict with certainty the ultimate effect Chinese sovereignty will have on Hong Kong's business environment. Chinese sovereignty could result in the imposition of significant restrictions on social or economic activity within Hong Kong. These or other potential actions by China could adversely affect the China and the Cub Fund's Hong Kong investments. A substantial amount of the investments of the Cub Fund and the China Fund are expected to be in companies located in Hong Kong.

China. Since 1978, China's leaders have implemented economic reforms which have transformed China from a socialist economy to one that is increasingly market-based. These changes have included the creation of two domestic stock exchanges and have stimulated strong economic growth. The continued development of China's industrial and service sectors will depend on, among other things, the extent to which governmental policies continue to support such development and the pace at which economic reforms are implemented.

Investments in China also are significantly affected by domestic political developments. As evidenced by the government's actions during the 1989 crisis in Tiananmen Square, the Chinese government's reaction to domestic and international events is unpredictable. Uncertainty exists particularly with respect to China's relationship with Taiwan and the ultimate impact on Hong Kong of the assumption of sovereignty by China. Dramatic action by China's leaders could cause extreme short-run volatility in the value of the China and the Cub Funds' investments and the China and the Cub Funds' shares, and also could significantly and adversely affect the China and the Cub Fund's returns in the long run. Similarly, China's relations with its important trading partners in the West (including the United States) could be adversely affected if the Chinese government's human rights policies are perceived to be deteriorating. Even if trading relations are not actually affected, threats to impose trading restrictions could cause substantial short-term volatility in the value of the China and the Cub Funds' China investments and of the China and the Cub Funds' shares.

Taiwan. The Taiwan Stock Exchange is owned by government-controlled enterprises and private banks and has only recently begun to allow direct foreign investment in listed Taiwan securities. Substantial restrictions on such investment remain, including limitations on the percentage of shares of a company that may be foreign-owned and prohibitions on foreign ownership of companies in certain industries.

Taiwan's economy is heavily dependent on exports. Any deterioration in Taiwan's relationships with its trading partners could adversely impact Taiwan's economy and the China and the Cub Fund's Taiwan investments. In particular, Taiwan has become increasingly dependent on direct and indirect trade with China and other Asian countries. Adverse economic or political developments in those countries could negatively impact the China and the Cub Fund's Taiwan investments.

Investments in Taiwan could be affected by Taiwan's political relationship with China. Uncertainty over the prospects for political reunification between the two countries could make the value of the China and the Cub Funds' Taiwan investments and of their shares particularly volatile and could negatively impact returns, especially if China threatens political or military action. Such reunification, if it were to occur, also could negatively impact the China and the Cub Fund's Taiwan investments.

General. Countries both within the Greater China Region and in other parts of Southeast Asia have, at times, experienced rapid economic growth. While these countries are expected to continue to grow economically over the long term, they can be expected to do so at varying rates and to experience periods of high inflation, economic recession and currency fluctuations along the way. Such periods may be associated with greater, and sometimes extreme, fluctuations in the value of investments in the Region, compared to investments in more developed economies. Further, events in one country may impact investments in other countries. Monetary, fiscal and other governmental policies adopted by the countries in and around the Region in response to such economic developments could exacerbate any such fluctuations.

Malaysia. On September 1, 1998, the Malaysian government announced a series of capital and foreign exchange controls on the Malaysian currency, the ringgit, and on transactions on the Kuala Lumpur Stock Exchange, that operate to constrain severely or prohibit foreign investors from repatriating assets. As of the date of this prospectus, the Funds do not have any of their assets invested in Malaysian securities.

Foreign Investing Generally. In addition to the specific risks described above, investing in foreign securities has special risks related to political, economic and legal conditions outside of the U.S. As a result, the prices of foreign securities and, therefore, the value of each Fund's shares, may fluctuate substantially more than the prices of securities of issuers based in the U.S.
Special risks associated with foreign securities include, among others, the possibility of unfavorable movements in currency exchange rates, difficulties in enforcing judgments abroad, the existence of less liquid and less regulated markets, the unavailability of reliable information about issuers, the existence of different accounting, auditing and legal standards in foreign countries, the existence (or potential imposition) of exchange control regulations (including currency blockage or other restrictions on repatriation of capital), and political and economic instability. In addition, transactions in foreign securities may be more costly due to currency conversion costs and higher brokerage and custodial costs and may be subject to delays and disruptions in securities settlement procedures. See "Foreign Securities" and "Foreign Currency Transactions" in the Statement of Additional Information for more information about foreign investing.

Emerging Markets. A portion of the Cub Fund's investments will consist of securities issued by companies located in countries whose economies, political systems or securities markets are not yet highly developed. Special risks associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, highly limited numbers of potential buyers for such securities, heightened volatility of security prices, restrictions on repatriation of capital invested abroad and delays and disruptions in securities settlement procedures. Over the last several years, political, legal, economic and regulatory systems in the Tiger countries continue to lag behind those of more developed countries. Accordingly, the risks that restrictions on repatriation of the Cub Fund investments may be imposed unexpectedly or other limitations on the Cub Fund's ability to realize on its investments may be instituted are greater with respect to investments in the Tiger countries.

Each Fund may engage in the following investment techniques (unless otherwise indicated).

Small Companies. The Cub and the China Fund may invest in small companies (companies with equity market capitalizations of U.S. $1 billion or less (Cub
Fund) and companies with equity market capitalizations of U.S. $500 million or less (China Fund)). The smaller, less well-established companies in which these Funds may invest may offer greater opportunities for capital appreciation than larger, better-established companies, but may also involve certain special risks. Such companies often have limited product lines, markets or financial resources and depend heavily on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than exchange-listed securities of larger companies.

Foreign Currency Transactions. In connection with their investments in equity securities, the Funds may purchase and sell (i) foreign currencies on a spot or forward basis, (ii) foreign currency futures contracts, and (iii) options on foreign currencies and foreign currency futures. Such transactions may be entered into (i) to lock in a particular foreign exchange rate pending settlement of a purchase or sale of a foreign security or pending the receipt of interest, principal or dividend payments on a foreign security held by the Funds, or (ii) to hedge against a decline in the value, in U.S. dollars or in another currency, of a foreign currency in which securities held by the Funds are denominated. The Funds will not attempt, nor would they be able, to eliminate all foreign currency risk. Further, although hedging may lessen the risk of loss if the hedged currency's value declines, it limits the potential gain from currency value increases. See the Statement of Additional Information for information relating to the Funds' obligations in entering into such transactions.

Futures Contracts and Options. Each Fund may purchase and sell foreign stock index futures contracts and options on such contracts. Such transactions may be entered into to gain exposure to a particular foreign equity market pending investment in individual securities or to hedge against market declines. A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of a type of instrument at the time and in the amount specified in the contract. A sale of a futures contract can be terminated in advance of the specified delivery date by subsequently purchasing a similar contract; a purchase of a futures contract can be terminated by a subsequent sale. Gain or loss on a contract generally is realized upon such termination. An option on a futures contract generally gives the option holder the right, but not the obligation, to purchase or sell the futures contract prior to the option's specified expiration date. If the option expires unexercised, the holder will lose any amount it paid to acquire the option. Transactions in futures and related options may not precisely achieve the goals of hedging or gaining market exposure to the extent there is an imperfect correlation between the price movements of the contracts and of the underlying securities. In addition, if the Advisor's stock market movement expectancies are inaccurate, the Funds may be worse off than if they had not hedged.

Temporary/Defensive Investments. Each of the Funds may invest temporarily available cash in U.S. dollar or foreign currency denominated demand deposits, certificates of deposit, bankers' acceptances, and high-quality, short-term debt securities, as well as in Treasury bills and repurchase agreements. Some or all of the Funds' assets may be invested in such investments during periods of unusual market conditions. Under a repurchase agreement, a Fund buys a security from a bank or dealer, which is obligated to buy it back at a fixed price and time. The security is held in a separate account at the Fund's custodian and, constitutes the Fund's collateral for the bank's or dealer's repurchase obligation. Additional collateral will be added so that the obligation will at all times be fully collateralized. However, if the bank or dealer defaults or enters bankruptcy, the Fund may experience costs and delays in liquidating the collateral and may experience a loss if it is unable to demonstrate its right to the collateral in a bankruptcy proceeding. Not more than 15% of a Fund's net assets will be invested in repurchase agreements maturing in more than seven days and other illiquid assets.

Borrowing of Money. Each Fund may borrow money from banks, other affiliated funds and other entities, to the extent permitted by law, for temporary or emergency purposes up to 33 1/3% of its total assets.

Other. The Funds may not always achieve their investment objectives. The Funds' investment objectives and non-fundamental investment policies may be changed without shareholder approval. The Funds' fundamental investment policies listed in the Statement of Additional Information cannot be changed without the approval of a majority of the Funds' outstanding voting securities. Additional information concerning certain of the securities and investment techniques described above is contained in the Statement of Additional Information.

HOW THE FUNDS MEASURE THEIR PERFORMANCE

Performance may be quoted in sales literature and advertisements. Each Class's average annual total returns are calculated in accordance with the SEC's formula and assume the reinvestment of all distributions, the maximum initial sales charge of 5.75% on Class A shares, and the contingent deferred sales charge applicable to the time period quoted on Class B and Class C shares. Other total returns differ from average annual total returns only in that they may relate to different time periods, may represent aggregate as opposed to average annual total returns, and may not reflect the initial or contingent deferred sales charges. Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursements, performance results would have been lower.

Quotations from various publications may be included in sales literature and advertisements. Further information about performance is contained in the Funds' Annual Reports and in the section "Performance Measures" in the Statement of Additional Information. Both are provided free of charge by calling the Administrator at 1-800-426-3750. All performance information is historical and does not predict future results.

HOW THE FUNDS ARE MANAGED

The Trustees formulate the Funds' general policies and oversee the Funds' affairs as conducted by the Advisor.

Liberty Funds Distributor, Inc. (Distributor), a subsidiary of the Administrator, serves as the distributor for the Funds' shares. Liberty Funds Services, Inc. (Transfer Agent), an affiliate of the Administrator, serves as the shareholder services and transfer agent for the Funds. Each of the Advisor, the Administrator, the Distributor and the Transfer Agent is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc., (Liberty Financial) which in turn is an indirect majority-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is considered to be the controlling entity of the Advisor, the Administrator and their affiliates. Liberty Mutual is an underwriter of workers' compensation insurance and is a property and casualty insurer in the U.S.

The Advisor furnishes each Fund with investment management services. For these services, the Cub Fund and the China Fund pay the Advisor a monthly fee at an annual rate of 1.15% of their average daily net assets. The Japan Fund pays the Advisor a monthly fee at an annual rate of 0.95% of its average daily assets. Pursuant to a voluntary fee waiver in fiscal year 1998, the Cub Fund, Japan Fund and China Fund each paid the Advisor, respectively, 0.13%, 0.23% and 0.84% of each Fund's average daily net assets.

Robert B. Cameron, Senior Vice President of the Advisor and its immediate parent, Newport Pacific Management, Inc. (Newport Pacific), manages the Cub Fund and co-manages the China Fund. Prior to joining the Advisor in 1996, Mr. Cameron was a branch manager-equity sales at CS First Boston from 1995 to 1996 and a branch manager-equity sales at Swiss Bank Corp. since 1993.

David Smith, Senior Vice President of the Advisor, manages the Japan Fund and has managed other funds or accounts on behalf of Newport Pacific, since 1994. Prior to this affiliation with Newport Pacific, Mr. Smith was Director of North Asian Strategies at Newport Pacific, an Executive Vice President at Carnegie Investor Services, and a Vice President at Global Strategies since 1993.

The China Fund's portfolio management team consists of three co-managers:
Thomas R. Tuttle, as lead portfolio manager, and Robert B. Cameron and Christopher Legallet.

Mr. Tuttle is Senior Vice President of the Advisor and of Newport Pacific. Mr. Tuttle has been affiliated with the Advisor since 1987 and with Newport Pacific since 1983.

Mr. Legallet is Senior Vice President of the Advisor. He has been affiliated with the Advisor since 1997. Prior to his affiliation with the Advisor, Mr. Legallet was a Managing Director of Jupiter Tyndall (Asia) Ltd. in Hong Kong serving as lead manager for investment in Asia from 1992 to 1997.

See "Management of the Funds" in the Statement of Additional Information for more information.

The Administrator provides certain administrative services to each Fund, for which the Funds pay the Administrator a monthly fee at the annual rate of 0.25% of each Fund's average daily net assets. The Administrator also provides pricing and bookkeeping services to each Fund for a monthly fee of $2,250 plus a percentage of the Funds' average net assets over $50 million.

The Transfer Agent provides transfer agency and shareholder services to each Fund for a monthly fee at the annual rate of 0.236% of each Fund's average daily net assets plus certain out-of-pocket expenses.

Each of the foregoing fees is subject to any reimbursement or fee waiver to which the Advisor and its affiliates may agree.

The Advisor places all orders for purchases and sales of portfolio securities. In selecting broker-dealers, the Advisor may consider research and brokerage services furnished by such broker-dealers to the Advisor and its affiliates. In recognition of the research and brokerage services provided, the Advisor may cause the Funds to pay the selected broker-dealer a higher commission than would have been charged by another broker-dealer not providing such services. The Advisor may use the services of AlphaTrade Inc., the Administrator's registered broker-dealer subsidiary, when buying or selling equity securities for the Funds' portfolios, pursuant to procedures adopted by the Trustees under Investment Company Act Rule 17e-1. Subject to seeking best execution, the Advisor may consider sales of shares of the Funds (and of certain other funds advised by the Advisor, the Administrator and their affiliates) in selecting broker-dealers for portfolio security transactions.

YEAR 2000

The Funds' Advisor, Administrator, Distributor and Transfer Agent (Liberty Companies) are actively managing Year 2000 readiness for the Funds. The Liberty Companies are taking steps that they believe are reasonably designed to address the Year 2000 problem and are communicating with vendors who provide services, software and systems to the Funds to provide that date-related information and data can be properly processed and calculated on and after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. The Funds will not pay the cost of these modifications. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Funds will not be adversely affected.

HOW THE FUNDS VALUE THEIR SHARES

Per share net asset value is calculated by dividing the total value of each Class's net assets by its number of outstanding shares. Shares of the Funds are generally valued as of the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange (Exchange) each day the Exchange is open. Portfolio securities for which market quotations are readily available are valued at current market value. Short-term investments maturing in 60 days or less are valued at amortized cost when the Advisor determines, pursuant to procedures adopted by the Trustees, that such cost approximates current market value. In certain countries, the Funds may hold foreign designated shares. If the foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded. Korean equity securities that have reached the limit for aggregate foreign ownership and for which premiums to the local exchange prices may be paid by foreign investors are valued by applying a broker quoted premium to the local share price. All other securities and assets are valued at their fair value following procedures adopted by the Board of Trustees. In addition, if the values of foreign securities have been materially affected by events occurring after the closing of a foreign market, the foreign securities may be valued at their fair value.

DISTRIBUTIONS AND TAXES

The Funds intend to qualify as "regulated investment companies" under the Internal Revenue Code and to distribute to shareholders net income and any net realized gain, at least annually.

Each Fund reinvests distributions in additional shares of the same Class of that Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash to shareholders but will be invested in additional shares of the same Class of that Fund at net asset value. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. To change your election, call the Transfer Agent for information.

Whether you receive distributions in cash or in additional Fund shares, you must report them as taxable income unless you are a tax-exempt institution. If you buy shares shortly before a distribution is declared, the distribution will be taxable although it is, in effect, a partial return of the amount invested. Each January, information on the amount and nature of distributions for the prior year is sent to shareholders.

HOW TO BUY SHARES

Shares of the Funds are offered continuously. Orders received in good form prior to the time at which the Funds value their shares (or placed with the financial service firm before such time and transmitted by the financial service firm before a Fund processes that day's share transactions) will be processed based on that day's closing net asset value, plus any applicable initial sales charge.

The minimum initial investment is $1,000; subsequent investments may be as small as $50. The minimum initial investment for the Fundamatic program is $50; and the minimum initial investment for retirement accounts sponsored by the Distributor is $25. Certificates will not be issued for Class B or Class C shares and there are some limitations on the issuance of Class A share certificates. The Funds may refuse any purchase order for their shares. See the Statement of Additional Information for more information.

The Funds also offer Class Z shares which are offered through a separate Prospectus only to certain institutions. Class Z shares have no initial or contingent deferred sales charge and no Rule 12b-1 fees. Otherwise, the Class Z share expenses are the same as those for Classes A, B and C. Class Z shares are exchangeable for Class A shares of the other funds distributed by the Distributor.

Class A Shares. Class A shares are offered at net asset value plus an initial sales charge as follows:

                                  Initial Sales Charge
                            ----------------------------------
                                                   Retained
                                                      by
                                                   Financial
                                                    Service
                                                    Firm as
                                  as % of            % of
                            ---------------------
                            Amount      Offering   Offering
Amount Purchased             Invested    Price       Price
Less than $50,000              6.10%    5.75%        5.00%
$50,000 to less than
  $100,000                     4.71%    4.50%        3.75%
$100,000 to less than
  $250,000                     3.63%    3.50%        2.75%
$250,000 to less than
  $500,000                     2.56%    2.50%        2.00%
$500,000 to less than
  $1,000,000                   2.04%    2.00%        1.75%
$1,000,000 or more             0.00%    0.00%        0.00%

On purchases of $1 million or more of each Fund, the Distributor pays the financial service firm a cumulative commission as follows:


Amount Purchased                    Commission

First $3,000,000                   1.00%
Next  $2,000,000                   0.50%
Over  $5,000,000                   0.25%(1)

(1) Paid over 12 months but only to the extent the shares remain outstanding.

In determining the sales charge and commission applicable to a new purchase under the above schedules, the amount of the current purchase is added to the current value of shares previously purchased and still held by an investor. If a purchase results in an account having a value from $1 million to $5 million, then the portion of the shares purchased that caused the account's value to exceed $1 million will be subject to a 1.00% contingent deferred sales charge, payable to the Distributor, if redeemed within 18 months after the end of the month in which the purchase was accepted. If the purchase results in an account having a value in excess of $5 million, the contingent deferred sales charge will not apply to the portion of the purchased shares comprising such excess amount.

Class B Shares. Class B shares are offered at net asset value, without an initial sales charge, subject to a 0.75% annual distribution fee for approximately eight years (at which time they automatically convert to Class A shares not bearing a distribution fee) and a declining contingent deferred sales charge if redeemed within six years after purchase. As shown below, the amount of the contingent deferred sales charge depends on the number of years after purchase that the redemption occurs:

                                Contingent
         Years                  Deferred
         After                    Sales
        Purchase                  Charge
          0-1                      5.00%
          1-2                      4.00%
          2-3                      3.00%
          3-4                      3.00%
          4-5                      2.00%
          5-6                      1.00%
      More than 6                  0.00%

Year one ends one year after the end of the month in which the purchase was accepted and so on. The Distributor pays financial service firms a commission of 5.00% on Class B share purchases.

Class C Shares. Class C shares are offered at net asset value and are subject to a 0.75% annual distribution fee and a 1.00% contingent deferred sales charge on redemptions made within one year after the end of the month in which the purchase was accepted.

The Distributor pays financial service firms an initial commission of 1.00% on Class C share purchases and an ongoing commission of 0.75% annually, commencing after the shares purchased have been outstanding for one year. Payment of the ongoing commission is conditioned on receipt by the Distributor of the 0.75% annual distribution fee referred to above. The commission may be reduced or eliminated by the Distributor at any time.

General. All contingent deferred sales charges are deducted from the amount redeemed, not the amount remaining in the account, and are paid to the Distributor. Shares issued upon distribution reinvestment and amounts representing appreciation are not subject to a contingent deferred sales charge. The contingent deferred sales charge is imposed on redemptions which result in the account value falling below its Base Amount (the total dollar value of purchase payments in the account reduced by prior redemptions on which a contingent deferred sales charge was paid and any exempt redemptions). When a redemption subject to a contingent deferred sales charge is made, generally, older shares will be redeemed first unless the shareholder instructs otherwise. See the Statement of Additional Information for more information.

Which Class is more beneficial to an investor depends on the amount and intended length of the investment. Large investments, qualifying for a reduced Class A sales charge, avoid the distribution fee. Investments in Class B shares have 100% of the purchase invested immediately. Investors investing for a relatively short period of time might consider Class C shares. Purchases of $250,000 or more must be for Class A or Class C shares. Purchases of $1,000,000 or more must be for Class A shares. Consult your financial service firm.

Financial service firms may receive different compensation rates for selling different classes of shares. The Distributor may pay additional compensation to financial service firms which have made or may make significant sales. See the Statement of Additional Information for more information.

Special Purchase Programs. The Funds allow certain investors or groups of investors to purchase shares with reduced or without initial or contingent deferred sales charges. These programs are described in the Statement of Additional Information under "Programs for Reducing or Eliminating Sales Charges."

Class A shares of the Cub Fund and the Japan Fund may also be purchased at net asset value by (i) investment advisors or financial planners who have entered into agreements with the Distributor (or who maintain a master account with a broker or agent that has entered into such an agreement) and who charge a management, consulting or other fee for their services, and clients of such investment advisors or financial planners who place trades for their own accounts, if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; and (ii) retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b), or 457 of the Internal Revenue Code and "rabbi trusts," where the plans are administered by firms that have entered into agreements with the Distributor or the Transfer Agent.

Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

Shareholder Services and Account Fees. A variety of shareholder services are available. For more information about these services or your account, call 1-800-345-6611. Some services are described in the attached account application. A shareholder's manual explaining all available services will be provided upon request.

In June of any year, the Funds may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share value depreciation. Shareholders will receive 60 days' written notice to increase the account value before the fee is deducted. The Funds may also deduct annual maintenance and processing fees
(payable to the Transfer Agent) in connection with certain retirement plan accounts sponsored by the Distributor. See "Special Purchase Programs/Investor Services" in the Statement of Additional Information for more information.

HOW TO SELL SHARES

Shares of the Funds may be sold on any day the Exchange is open, either directly to a Fund or through your financial service firm. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Funds will delay sending proceeds for 15 days in order to protect the Funds against financial losses and dilution in net asset value caused by dishonored purchase payment checks. To avoid delay in payment, investors are advised to purchase shares unconditionally, such as by federal fund wire or other immediately available funds.

Contingent Redemption Fee. The Funds can experience substantial price fluctuations and are intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Funds' investment programs and create additional transaction costs that are borne by all shareholders. For these reasons, the Funds assess a redemption fee in the amount of 2.00% on redemptions and exchanges of Fund shares purchased and held for five business days or less.

The contingent redemption fee is paid to the Funds to help offset transaction costs. The Funds use the "first-in, first-out" (FIFO) method to determine the five business day holding period. Under this method, the date of the redemption or exchange is compared with the earliest purchase date of shares held in the account.
If this holding period is five business days or less, the contingent redemption fee is assessed.

The contingent redemption fee does not apply to any shares purchased through the reinvestment of dividends. The fee may not apply to omnibus accounts and wrap fee programs.

Selling Shares Directly To A Fund. Send a signed letter of instruction or stock power form to the Transfer Agent, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after a Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from financial service firms, the Transfer Agent and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. For details contact:

                           Liberty Funds Services, Inc.
                                   P.O. Box 1722
                               Boston, MA 02105-1722
                                   1-800-345-6611

Selling Shares Through Financial Service Firms. Financial service firms must receive requests prior to the time at which a Fund values its shares to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent and may charge for this service.

General. The sale of shares is a taxable transaction for income tax purposes and may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances. See the Statement of Additional Information for more information. Under unusual circumstances, a Fund may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

HOW TO EXCHANGE SHARES

Except as described below with respect to money market funds, Fund shares may be exchanged at net asset value for shares of other mutual funds distributed by the Distributor, including mutual funds advised by the Advisor, the Administrator and their affiliates. Generally, such exchanges must be between the same classes of shares. Consult your financial service firm or the Transfer Agent for information regarding what funds are available. Shares will continue to age without regard to the exchange for purposes of conversion and in determining the contingent deferred sales charge, if any, upon redemption. Carefully read the prospectus of the fund into which the exchange will go before submitting the request. Call 1-800-426-3750 to receive a prospectus. Call 1-800-422-3737 to exchange shares by telephone. An exchange is a taxable capital transaction. The exchange service may be changed, suspended or eliminated on 60 days' written notice. The Funds will terminate the exchange privilege as to a particular shareholder if the Advisor determines, in its sole and absolute discretion, that the shareholder's exchange activity is likely to adversely impact the Advisor's ability to manage the Funds' investments in accordance with their investment objectives or otherwise harm the Funds or their remaining shareholders. All exchanges within five business days after a purchase are subject to a 2.00% contingent redemption fee. See "How to Sell Shares Contingent Redemption Fee."

Class A Shares. An exchange from a money market fund into a non-money market fund will be at the applicable offering price next determined (including sales charge), except for amounts on which an initial sales charge was paid. Non-money market fund shares must be held for five months before qualifying for exchange to a fund with a higher sales charge, after which exchanges are made at the net asset value next determined. Exchanges of Class A shares are not subject to a contingent deferred sales charge. However, in determining whether a contingent deferred sales charge is applicable to redemptions, the schedule of the fund into which the original investment was made will be used.

Class B Shares. Exchanges of Class B shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within six years after the original purchase, a contingent deferred sales charge will be assessed using the schedule of the fund in which the original investment was made.

Class C Shares. Exchanges of Class C shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within one year after the original purchase, a 1.00% contingent deferred sales charge will be assessed. Only one "round-trip" exchange of the Fund's Class C shares may be made per three-month period, measured from the date of the initial purchase. For example, an exchange from Fund X to Fund Y and back to Fund X would be permitted only once during each three-month period.

TELEPHONE TRANSACTIONS

All shareholders and/or their financial advisors are automatically eligible to exchange Fund shares and to redeem up to $100,000 of the Funds' shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. Eastern time and the time at which the Funds value their shares. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be done by placing a wire order trade through a broker or furnishing a signature guaranteed request. Telephone redemption privileges may be elected on the account application. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may be liable for losses related to unauthorized or fraudulent transactions in the event reasonable procedures are not employed. Such procedures include restrictions on where proceeds of telephone redemptions may be sent, limitations on the ability to redeem by telephone shortly after an address change, recording of telephone lines and requirements that the redeeming shareholder and/or his or her financial advisor provide certain identifying information. Shareholders and/or their financial advisors wishing to redeem or exchange shares by telephone may experience difficulty in reaching the Funds at their toll-free telephone number during periods of drastic economic or market changes. In that event, shareholders and/or their financial advisors should follow the procedures for redemption or exchange by mail as described above under "How to Sell Shares." The Advisor, the Administrator, the Transfer Agent and the Funds reserve the right to change, modify or terminate the telephone redemption or exchange services at any time upon prior written notice to shareholders. Shareholders and/or their financial advisors are not obligated to transact by telephone.

12B-1 PLANS

Under their 12b-1 Plans, each Fund pays the Distributor monthly a service fee at an annual rate of 0.25% of each Fund's net assets attributed to Class A, Class B and Class C shares. The 12b-1 Plan also requires each Fund to pay the Distributor monthly a distribution fee at an annual rate of 0.75% of the average daily net assets attributed to their Class B and Class C shares. Because the Class B and Class C shares bear additional distribution fees, their dividends will be lower than the dividends of Class A shares. Class B shares automatically convert to Class A shares, approximately eight years after the Class B shares were purchased. Class C shares do not convert. The multiple class structure could be terminated should certain Internal Revenue Service rulings be rescinded. See the Statement of Additional Information for more information. The Distributor uses the fees to defray the cost of commissions and service fees paid to financial service firms which have sold Fund shares, and to defray other expenses such as sales literature, prospectus printing and distribution, shareholder servicing costs and compensation to wholesalers. Should the fees exceed the Distributor's expenses in any year, the Distributor would realize a profit. The Plan also authorizes other payments to the Distributor and its affiliates (including the Advisor and the Administrator) which may be construed to be indirect financing of sales of Fund shares.

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1980. The Cub Fund and the Japan Fund each commenced investment operations in 1996 and the China Fund commenced investment operations in 1997, each as a separate portfolio of the Trust.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Funds and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See the Statement of Additional Information for more information.

                    [THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Advisor
Newport Fund Management, Inc.
580 California Street, Suite 1960
San Francisco, CA  94104

Administrator
Colonial Management Associates, Inc.
One Financial Center
Boston, MA  02111-2621

Distributor
Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621

Custodian
The Chase Manhattan Bank
270 Park Avenue
New York, NY 10017-2070

Shareholder Services and Transfer Agent
Liberty Funds Services, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-345-6611

Independent Accountants
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110-2624

Legal Counsel
Ropes & Gray
One International Place
Boston, MA 02110-2624



Your financial service firm is:

Printed in U.S.A.

November 30, 1998

NEWPORT TIGER
CUB FUND

NEWPORT JAPAN OPPORTUNITIES FUND

NEWPORT GREATER CHINA FUND

PROSPECTUS


Newport Tiger Cub Fund seeks capital appreciation by investing primarily in equity securities of small companies (i.e., companies with equity market capitalizations of U.S. $1 billion or less) located in the nine Tigers of Asia (Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, The People's Republic of China and the Philippines).

Newport Japan Opportunities Fund seeks capital appreciation by investing primarily in equity securities of Japanese companies.

Newport Greater China Fund seeks long-term growth of capital by investing primarily in equity securities of companies located in, or which derive a substantial portion of their revenue from business activity with or in, the Greater China Region (i.e., Hong Kong, the People's Republic of China and Taiwan).

For more detailed information about the Funds, call the Administrator at 1-800-426-3750 for the November 30, 1998 Statement of Additional Information.



----------------------------- --------------------------

      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE

----------------------------- --------------------------

Liberty

Please send your completed application to:

Liberty Funds Services, Inc. (LFSI)
P.O. Box 1722
Boston, Massachusetts 02105-1722

New A, B & C Shares Account Application/Revision to Existing Account

To open a new account, complete sections 1, 2, 3, & 7.

To apply for special services for a new or existing account, complete sections 4, 5, 6, or 8 as appropriate.

___ Please check here if this is a revision.

1-----------Account ownership--------------
Please choose one of the following.

__Individual: Print your name, Social Security #, U.S. citizen status.

__Joint  Tenant  w/rights  of  survivorship:  Print all  names,  the Social
                                              Security # for the first person,
                                              and his/her U.S. citizen status.

__Uniform Gift to Minors: Names of custodian and minor, minor's Social Security
                          #, minor's U.S. citizen status.

__Corporation, Association, Partnership: Include full name, Taxpayer I.D. #.

__Trust: Name of trustee, trust title & date, and trust's Taxpayer I.D. #.

______________________________________
Name of account owner

______________________________________
Name of joint account owner (JTWROS)

______________________________________
Street address

______________________________________
Street address

______________________________________
City, State, and Zip

______________________________________
Daytime phone number

______________________________________
Social Security  # or Taxpayer I.D. #

Are you a U.S. citizen? ___Yes    ___No

______________________________________
If no, country of permanent residence


______________________________________
Account Owner's date of birth

______________________________________
Account number (if existing account)

2 -----Fund(s) you are purchasing--------
Your investment will be made in Class A shares if no class is indicated. Certificates are not available for Class B or C shares. If no distribution option is selected, distributions will be reinvested in additional fund shares. Please consult with your financial advisor to determine which class of shares best suits your needs.

Fund                    Fund                    Fund

________________        ___________________     _____________________
Name of Fund            Name of Fund            Name of Fund

$_______________        $__________________     $____________________
Amount                   Amount                  Amount

Class
___ A Shares ___ B Shares (less than $250,000) ___ C Shares (less than
                                                            $1,000,000)

Method of Payment Choose one

___Check payable to the Fund       ___Bank wired on   ____/____/____ (Date)
                                      Wire/Trade confirmation #_____________

Ways to receive your distributions

Choose one (If none chosen, dividends and capital gains will be reinvested). Distributions of $10.00 or less will automatically be reinvested in additional fund shares.


___Reinvest dividends and capital gains

___Dividends and capital gains in cash

___Dividends in cash; reinvest capital gains

___Automatic Dividend Diversification See section 5A, inside.

___Direct Deposit Complete Bank information in section 4B. I understand that my bank must be a member of the Automated Clearing House System.


3---Your signature & taxpayer I.D. number certification----

Each person signing on behalf of an entity represents that his/her actions are authorized. I have received and read each appropriate fund prospectus and understand that its terms are incorporated by reference into this application. I understand that this application is subject to acceptance. I understand that certain redemptions may be subject to a contingent deferred sales charge. It is agreed that the fund, The Colonial Group, Inc. and its affiliates and their officers, directors, agents, and employees will not be liable for any loss, liability, damage, or expense for relying upon this application or any instruction believed genuine.

I certify, under penalties of perjury, that:

1.  The Social Security # or Taxpayer  I.D. # provided is correct.

You must cross out Item 2a, b or c below only if you have been notified by the Internal Revenue Service (IRS) that you are currently subject to back-up withholding because of under-reporting interest or dividends on you tax return.

2. I am not subject to back-up withholding because: (a) I am exempt from back-up withholding, or (b) I have not been notified by the IRS that I am subject to back-up withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to back-up withholding.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholdings.

X______________________________________________
 Signature

_______________________________________________
Capacity, if applicable       Date

X______________________________________________
 Signature

_______________________________________________
Capacity, if applicable       Date

4--------Ways to withdraw from your fund-------

It may take up to 30 days to activate the following features. Complete only the sections that apply to the features you would like.

A. Systematic Withdrawal Plan (SWP)
Dividends and capital gains must be reinvested.
You can receive monthly, quarterly, or semiannual checks from your account in any amount you select, with certain limitations. The value of the shares in your account must be at least $5,000 and you must reinvest all of your distributions. Checks will be processed on the 10th calendar day of the month unless the 10th falls on a non-business day or the first day of the week. If this occurs, the process date will be the previous business day. If you receive your SWP payment via electronic funds transfer (EFT), you may request it to be processed any day of the month. Withdrawals in excess of 12% annually of your current account value will not be accepted. Redemptions made in addition to SWP payments may be subject to a contingent deferred sales charge for Class B or C shares. Please consult your financial or tax advisor before electing this option.

Funds for withdrawal:

___________________
 Name of fund

Withdrawal amount
Redeem shares from account as follows:
Dollar amount of payment $___________
or
Total annual %_________

Frequency  (choose one)
__Monthly           __Quarterly         __Semiannually

I would like payments to begin _____/_____ (month, day).

___________________
 Name of fund

Withdrawal Amount
Redeem shares from account as follows:
Dollar amount of payment $___________
or
Total annual %_________

Frequency  (choose one)
__Monthly           __Quarterly         __Semiannually

I would like payments to begin _____/_____ (month, day).


Payment instructions
If you are having this service added to an existing account, please sign below and have your signature guaranteed.
Send the payment to (choose one):
__My address of record.
__My bank account via EFT. Please complete the Bank Information section below.
  All EFT transactions will be made two business days after the processing date. ACH banks only.
__The payee listed at right.

______________________________________________
Name of payee

______________________________________________
Address of payee

______________________________________________
City

______________________________________________
State                    Zip

______________________________________________
Payee's bank account number, if applicable


B.  Telephone withdrawal options
All telephone transaction calls are recorded. These options are not available for retirement accounts. Please sign below and have your signature(s) guaranteed.

1.  Fast Cash
You are automatically eligible for this service. You or your financial advisor can withdraw up to $50,000 from your account and have it sent to your address of record. For your protection, this service is only available on accounts that have not had an address change within 30 days of the redemption request. This option is not available for Stein Roe Advisor Tax-Managed Growth Fund, Newport Japan Opportunites Fund or Newport Tiger Cub Fund.

2.  Telephone Redemption
__I would like the Telephone Redemption privilege either by federal fund wire or EFT. Telephone redemptions over $500 will be sent via federal fund wire, usually on the next business day ($7.50 will be deducted). Redemptions of $500 or less will be sent by check to your designated bank.

3.  On-Demand EFT Redemption
__I would like the On-Demand EFT Redemption privilege. Proceeds paid via EFT will be credited to your bank account two business days after the process date. You or your financial advisor may withdraw shares from your fund account by telephone and send your money to your bank account. If you are adding this service to an existing account, complete the Bank Information section below and have all shareholder signatures guaranteed.

Liberty Funds Services, Inc. (LFSI) and the fund's liability is limited when following telephone instructions; a shareholder may suffer a loss from an unauthorized transaction reasonably believed by LFSI to have been authorized.

Bank Information (For Sections A and B above)
I authorize deposits to the following bank account:

____________________________________________________________
Bank name           City           Bank account number

____________________________________________________________
Bank street address State     Zip  Bank routing # (your bank
                                   can provide this)

X__________________________________
Signature of account owner(s)

X__________________________________
Signature of account owner(s)              Place signature guarantee here.

5-----Ways to make additional investments--------

These services involve continuous investments regardless of varying share prices. Please consider your ability to continue purchases through periods of price fluctuations. Dollar cost averaging does not assure a profit or protect against loss in declining markets.

A. Automatic Dividend Diversification
Please diversify my portfolio by investing distributions from one fund into another Colonial, Stein Roe Advisor or Newport fund. These investments will be made in the same share class and without sales charges. Accounts must be identically registered. I have received and carefully read the prospectus for the fund(s) listed below. This option is not available for Stein Roe Advisor Tax-Managed Growth Fund.

____________________________
From fund

____________________________
Account number (if existing)

____________________________
To fund

____________________________
Account number (if existing)


____________________________
From fund

____________________________
Account number (if existing)

____________________________
To fund

____________________________
Account number (if existing)


B. Automated Dollar Cost Averaging
This program allows you to automatically have money from any Colonial, Stein Roe Advisor or Newport fund in which you have a balance of at least $5,000 exchanged into the same share class of up to four other identically registered Colonial, Stein Roe Advisor or Newport accounts, on a monthly basis. The minimum amount for each exchange is $100. Please complete the section below. This option is not available for Stein Roe Advisor Tax-Managed Growth Fund.

____________________________________
Fund from which shares will be sold

$_________________________
 Amount to redeem monthly

____________________________________
Fund to invest shares in

$_________________________
 Amount to invest monthly

____________________________________
Fund to invest shares in

$_________________________
 Amount to invest monthly

____________________________________
Fund to invest shares in

$_________________________
 Amount to invest monthly

C. Automatic Investment Plan/On-Demand EFT Purchase
This option automatically transfers the specified amount from your bank checking account to your Colonial, Stein Roe Advisor or Newport fund account on a regular basis. The On-Demand EFT Purchase program moves money from your bank checking account to your Colonial, Stein Roe Advisor or Newport fund account by electronic funds transfer based on your telephone request.
You will receive the applicable price two business days after the receipt of yourrequest. Your bank needs to be a member of the Automated Clearing House System.Please attach a blank check marked "VOID." (Deposit slips are not a substitution).Also, complete the section below. Please allow 3 weeks for LFSI to establish these services with your bank.

____________________________________
Fund name

_________________________________
Account number

$_____________________        _________________
Amount to transfer            Month to start


___________________________________
Fund name

________________________________
Account number

$_____________________        _________________
Amount to transfer            Month to start

__On-Demand Purchase (will be automatically established if you choose
  Automatic Investment Plan)
__Automatic Investment Plan Frequency:
__Monthly or   __Quarterly

Check one:

__EFT- Choose any day of the month_____________________
__Paper Draft-Choose either the:
__5th day of the month
__20th day of the month

Authorization to honor checks drawn by Liberty Funds Services, Inc. (LFSI) Do Not Detach. Make sure all account holders sign to the far right. Please attach a blank check marked "VOID" here. (Deposit slips are not a substitution).
See reverse for bank instructions.

I authorize LFSI to draw on my bank account, by check or electronic funds transfer, for an investment in a Colonial, Stein Roe Advisor or Newport fund. LFSI and my bank are not liable for any loss arising from delays or dishonored draws. If a draw is not honored, I understand that notice may not be given and LFSI may reverse the purchase and charge my account $15.

______________________________________
Bank name

______________________________________
Bank street address

______________________________________
Bank street address

______________________________________
City            State          Zip

______________________________________
Bank account number

______________________________________
Bank routing #

X_____________________________________
 Signature(s) of account holder

X_____________________________________
 Signature(s) of account holder

6------------Ways to reduce your sales charges------------
These services can help you reduce your sales charge while increasing your share balance over the long term.

A. Right of Accumulation
If you, your spouse or your children own any other shares in other
Colnial, Stein Roe Advisor or Newport funds, you may be eligible for a reduced sales charge. The combined value of your accounts must be $50,000 or more. Class A shares of money market funds are not eligible unless purchased by exchange from another Colonial, Stein Roe Advisor or Newport fund.

The sales charge for your purchase will be based on the sum of the purchase(s) added to the value of all shares in other Colonial, Stein Roe
Advisor or Newport funds at the previous day's public offering price.

__Please link the accounts listed below for Right of Accumulation privileges, so that this and future purchases will receive any discount for which they are eligible.

_____________________________________
Name on account

_____________________________________
Account number

_____________________________________
Name on account

_____________________________________
Account number

B. Statement of Intent
If you agree in advance to invest at least $50,000 within 13 months, you'll pay a lower sales charge on every dollar you invest. If you sign a Statement of Intent within 90 days after you establish your account, you can receive a retroactive discount on prior investments. The amount required to receive a discount varies by fund; see the sales charge table in the "How to Buy Shares" section of your fund prospectus.

__I want to reduce my sales charge.
I agree to invest $ _______________ over a 13-month period starting ______/______/ 19______ (not more than 90 days prior to this application). I understand an additional sales charge must be paid if I do not complete this Statement of Intent.

7-------------Financial service firm---------------------
To be completed by a Representative of your financial service firm. If making changes to the services on an account that has been in existence for more than 30 days, please have your clients signature guaranteed.

This application is submitted in accordance with our selling agreement with Liberty Funds Distributor, Inc. (LFDI), the Fund's prospectus, and this application. We will notify LFDI of any purchase made under a Statement of Intent, Right of Accumulation, or Sponsored Arrangement. We guarantee the signatures on this application and the legal capacity of the signers.

_____________________________________
Representative's name

_____________________________________
Representative's number

_____________________________________
Representative's phone number

_____________________________________
Account # for client at financial
 service firm

_____________________________________
Branch office address

_____________________________________
City

_____________________________________
State               Zip

_____________________________________
Branch office number

_____________________________________
Name of financial service firm

_____________________________________
Main office address

_____________________________________
Main office address

_____________________________________
City

_____________________________________
State               Zip


X____________________________________
 Authorized signature

8----------Request for a combined quarterly statement mailing----------- LFSI can mail all of your quarterly statements in one envelope. This option simplifies your record keeping and helps reduce fund expenses.

__I want to receive a combined quarterly mailing for all my accounts. Please indicate account numbers or tax I.D. numbers of accounts to be linked.

________________________________________________________________________

Automatic Investment Plan (See reverse side)
Applications must be received before the start date for processing.

This program's deposit privilege can be revoked by LFSI without prior notice if any check is not paid upon presentation. LFSI has no obligation to notify the shareholder of non-payment of any draw. This program may be discontinued by LFSI by written notice at least 30 business days prior to the due date of any draw or by the shareholder at any time.

To the Bank Named on the Reverse Side:

Your depositor has authorized LFSI, to collect amounts due under an investment program from his/her personal checking account. When you pay and charge the draws to the account of your depositor executing the authorization payable to the order of LFSI, Liberty Funds Distributor, Inc., hereby indemnifies and holds you harmless from any loss (including reasonable expenses) you may suffer from honoring such draw, except any losses due to your payment of any draw against insufficient funds.



Liberty Funds Distributor, Inc.                          SH-760F-1098(1098)

November 30, 1998

NEWPORT TIGER CUB FUND

NEWPORT JAPAN OPPORTUNITIES FUND

NEWPORT GREATER CHINA FUND

CLASS Z SHARES

PROSPECTUS

BEFORE YOU INVEST

Colonial Management Associates, Inc. (Administrator) and your full-service financial advisor want you to understand both the risks and benefits of mutual fund investing.

While mutual funds offer significant opportunities and are professionally managed, they also carry risks including possible loss of principal. Unlike savings accounts and certificates of deposit, mutual funds are not insured or guaranteed by any financial institution or government agency.

Please consult your full-service financial advisor to determine how investing in these mutual funds may suit your unique needs, time horizon and risk tolerance.

Newport  Tiger Cub Fund (Cub Fund) and Newport Japan  Opportunities  Fund (Japan
Fund) are a diversified portfolio of Colonial Trust II (Trust), an open-end management investment company. Newport Greater China Fund (China Fund)
(collectively with the Cub Fund and the Japan Fund, the Funds) is a non-diversified portfolio of the Trust.

The Cub Fund seeks capital appreciation by investing primarily in equity securities of small companies (i.e., companies with equity market capitalizations of U.S. $1 billion or less) located in the nine Tigers of Asia (Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, The People's Republic of China and the Philippines).

The Japan Fund seeks capital appreciation by investing primarily in equity securities of Japanese companies.

The China Fund seeks long-term growth of capital by investing primarily in equity securities of companies located in, or which derive a substantial portion of their revenue from business activity with or in, the Greater China Region (i.e., Hong Kong, The People's Republic of China and Taiwan).

                                                                JO-01/309G-1198

Each Fund is managed by Newport Fund Management, Inc. (Advisor), an investment advisor since 1984 and an affiliate of the Administrator.

This Prospectus explains concisely what you should know before investing in the Class Z shares of the Funds. Read it carefully and retain it for future reference. More detailed information about the Funds is contained in the November 30, 1998, Statement of Additional Information which has been filed with the Securities and Exchange Commission (SEC) and is obtainable free of charge by calling the Administrator at 1-800-426-3750. The Statement of Additional Information is incorporated by reference in (which means it is considered to be a part of) this Prospectus.

The following eligible institutional investors may purchase Class Z shares: (i) any retirement plan with aggregate assets of at least $5 million at the time of purchase of Class Z shares and which purchases shares directly through the Distributor or through a mutual fund "supermarket," third party administrator or other financial adviser; (ii) any insurance company or bank purchasing shares for its own account, endowment or foundation, which initially invests, on behalf of its clients, at least $5 million in Class Z shares of the Fund (the Distributor may accept smaller initial purchases if it believes, in its sole discretion, that the investor will make additional investments which will cause its total investment to exceed $5 million in a reasonable period of time); (iii) certain retirement plans established for the benefit of employees of the Advisor and employees of the Advisor's affiliates; and (iv) any fund distributed by the Distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other affiliated funds. Class Z shares are subject to a 2.00% contingent redemption fee on redemptions and exchanges made within five business days of purchase.

Contents                                              Page

Summary of Expenses
The Funds' Financial History
The Funds' Investment Objectives
How the Funds Pursue Their Objectives
   and Certain Risk Factors
Investment Techniques and Additional
   Risk Factors
How the Funds Measure Their
   Performance
How the Funds are Managed
Year 2000
How the Funds Value Their Shares
Distributions and Taxes
How to Buy Shares
How to Sell Shares
How to Exchange Shares
Telephone Transactions
Organization and History

The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, materials that are incorporated by reference into this Prospectus and the Statement of Additional Information, and other information regarding the Funds.
----------------------------- --------------------------

      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE

----------------------------- --------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF EXPENSES

Expenses are one of several factors to consider when investing in a Fund. The following tables summarize your maximum transaction costs and your annual expenses, adjusted to reflect current fees, for an investment in each Class Z shares of each Fund. See "How the Funds are Managed" for more complete descriptions of the Funds' various costs and expenses.

Shareholder Transaction Expenses(1)(2)

                       Cub Fund, Japan Fund and China Fund
                   --------------------------------------------
                                                         Class Z
Maximum Initial Sales Charge Imposed
  on a Purchase (as a % of offering price)                0.00%
Maximum Contingent Deferred Sales Charge
  (as a % of offering price)                              0.00%
Maximum Contingent Redemption Fee (3)(4)                  2.00%

(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Buy Shares."
(2) Redemption proceeds exceeding $500 sent via federal funds wire will be subject to a $7.50 charge per transaction.
(3) Does not apply to reinvested distributions.
(4) A contingent redemption fee in the amount of 2.00% is imposed on redemptions and exchanges of Fund shares purchased and held for five business days or less. See "Contingent Redemption Fee" under the caption "How to Sell Shares."

Annual Operating Expenses (as a % of average net assets)

                                                                  Cub Fund
                                                               --------------
                                                                   Class Z
Management and administration fees (after fee waiver)(5)             0.38%
12b-1 fee                                                            0.00
Other expenses                                                       1.62
                                                                     ----
Total operating expenses (after fee waiver)(5)                       2.00%
                                                                     =====

                                                                  Japan Fund
                                                                --------------
                                                                    Class Z
Management and administration fees (after fee waiver)(6)             0.48%
12b-1 fees                                                           0.00
Other expenses                                                       1.27
                                                                     ----
Total operating expenses (after fee waiver)(6)                       1.75%
                                                                     =====


                                                                  China Fund
                                                               ---------------
                                                                    Class Z
Management and administration fee (after fee waiver)(7)               1.09%
12b-1 fees                                                            0.00
Other expenses                                                        0.81
Total operating expenses (after fee waiver)(7)                        1.90%
                                                                      =====

(5) The Advisor and Administrator have voluntarily agreed to waive or bear certain Fund expenses until further notice to the Fund. Absent such agreement, the "Management and administration fees" would have been 1.40% and "Total operating expenses" would have been 3.02% .
(6) The Advisor and Administrator have voluntarily agreed to waive or bear certain Fund expenses until further notice to the Fund. Absent such agreement, the "Management and administration fees" would have been 1.20% and "Total operating expenses" would have been 2.47%.
(7) The Advisor and Administrator have voluntarily agreed to waive or bear certain Fund expenses until further notice to the Fund. Absent such agreement, the "Management and administration fees" would have been 1.40% and "Total operating expenses" would have been 2.21%.

Example

The following Example shows the cumulative transaction and operating expenses attributable to a hypothetical $1,000 investment in Class Z shares of each Fund for the periods specified, assuming a 5% annual return and, unless otherwise noted, redemption at period end. This example uses the fees and expenses in the tables above and gives effect to the fee waivers and expense reimbursements described above. The 5% return and expenses in this Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary.

                   Cub Fund
                    Class Z

Period:
1 year                $20
3 years               $63
5 years              $108
10 years             $233

Without voluntary fee reductions, the amounts would be $30, $93, $159 and $334 for 1, 3, 5 and 10 years, respectively.

                     Japan Fund
                      Class Z
Period:
1 year                  $ 18
3 years                 $ 55
5 years                 $ 95
10 years                $206

Without voluntary fee reductions, the amounts would be $25, $77, $132 and $281 for 1, 3, 5 and 10 years, respectively.

                 China Fund
                   Class Z
Period:
1 year              $ 19
3 years             $ 60
5 years             $103
10 years            $222

Without voluntary fee reductions, the amounts would be $22, $69, $118 and $254 for 1, 3, 5 and 10 years, respectively.

THE FUNDS' FINANCIAL HISTORY

The following financial highlights for a Class Z share outstanding throughout each period have been derived from the Funds' financial statements, which have been audited by PricewaterhouseCoopers LLP, independent accountants. Their unqualified report is included in each Fund's 1998 Annual Report and is incorporated by reference into the Statement of Additional Information.

                                                      Cub Fund
                                                       CLASS Z
                                       -----------------------------------------
                                       Year ended                   Period ended
                                       August 31                      August 31
                                       ---------------------    ----------------
                                        1998           1997            1996(c)
                                        ----           ----            ----
Net asset value - Beginning of period   $9.130        $9.320          $10.000
                                       -------       -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)(b)              0.132(d)      0.083(f)         0.021
Net realized and unrealized loss        (5.342)       (0.273)          (0.701)
                                        -------       -------         -------
    Total from Investment Operations    (5.210)       (0.190)         (0.680)
                                        -------       -------         -------
Net asset value - End of period         $3.920        $9.130           $9.320
                                       =======       =======           ======
Total return(e)(g)                     (57.06)%       (2.04)%         (6.80)%(h)
                                       ========      =======           ======
RATIOS TO AVERAGE NET ASSETS
Expenses(i)                             2.00%          2.00%            2.00%(j)
Net investment income (loss)(i)         2.00%          0.87%            0.87%(j)
Fees and expenses waived or borne
  by the Advisor/Administrator(i)       1.02%          1.09%            5.16%(j)
Portfolio turnover                        56%            96%               3%(h)
Net assets at end of period (000)        $23         $1,203            $1,166


(a) Net of fees and expenses waived
    or borne by the Advisor/
    Administrator which amounted to:   $0.067        $0.105            $0.123
(b) Per share data was calculated using average shares outstanding during the period.
(c) The Fund commenced investment operations on June 3, 1996.
(d) Includes distributions from China Hong Kong Photo Products, Dickson Concepts International Ltd., Four Seas Merchantile, Hang Seng Bank Ltd., Hon Kwok Land Investment, Li & Fung Ltd., Sa Sa International, Ltd., Sun Hung Kai Properties Ltd. and Varitronix International Ltd. which amounted to $0.016, $0.013, $0.013, $0.014, $0.012, $0.014, $0.014,
    $0.013, $0.017 per share, respectively.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f) Includes distributions from Srithai Superware Public Co., Ltd. and Varitronix International Ltd. which amounted to $0.039 per share.
(g) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(h) Not annualized.
(i) The  benefits   derived  from  custody   credits  and  directed   brokerage
    arrangements had no impact.
(j) Annualized.

                                                      Japan Fund
                                                        Class Z
                                   ---------------------------------------------
                                              Year ended            Period ended
                                              August 31              August 31
                                   --------------------------  -----------------
                                          1998          1997         1996 (c)
                                          ----          ----         --------
Net asset value - Beginning of period    $10.070       $9.720       $10.000
                                         ========     =======       ========
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income (loss) (a)(b)      (0.080)      (0.069)        (0.010)
Net realized and unrealized gain (loss)  (1.258)       0.419         (0.270)
                                         -------      -------        -------
    Total from Investment Operations     (1.338)       0.350         (0.280)
                                         -------      -------        -------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net realized gains                  (0.022)        ----            ----
                                                      -------        -------
Net asset value - End of period          $8.710       $10.070        $9.720
                                         ======       =======        =======
Total return (d)(e)                     (13.30)%       3.60%         (2.80)%(f)
                                       ========       =======        =======
RATIOS TO AVERAGE NET ASSETS
Expenses (g)                             1.75%         1.75%           1.75%(h)
Net investment loss (g)                 (0.87)%       (0.68)%         (0.41)%(h)
Fees and expenses waived or borne by
  the Adviser/Administrator (g)          0.72%         1.79%           9.13%(h)
Portfolio turnover                        24%            20%           0%
Net assets at end of period (000)      $1,444        $1,488           $1,214

(a) Net of fees and expenses waived
    or borne by the Advisor/
    Administrator which amounted to:   $0.066        $0.180            $0.230
(b) Per share data was calculated using average shares outstanding during the period.
(c) The Fund commenced investment  operations on June 3, 1996.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The  benefits   derived  from  custody   credits  and  directed   brokerage
    arrangements had no impact.
(h) Annualized.

                                                     China Fund
                                          ---------------------------------
                                                       Class Z
                                          ---------------------------------
                                                     Period ended
                                                       August 31
                                          -----------------  --------------
                                               1998            1997(e)
                                               ----            -------
Net asset value - Beginning of period         $17.910          $13.340
                                              --------         -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(b)                   0.123(c)         0.065(d)
Net realized and unrealized gain (loss)      (11.586)           4.505(k)
    Total from Investment Operations         (11.463)           4.570
                                             --------           -----
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains                       (0.067)            ----
                                              -------          ------
Net asset value - End of period               $6.380          $17.910
                                              =======         =======
Total return (f)(g)                          (64.19)%          34.29%(h)
                                              =======         =======
RATIOS TO AVERAGE NET ASSETS
Expenses (i)                                   1.90%            1.90%(j)
Net investment income (i)                      0.99%            1.14%(j)
Fees and expenses waived or borne by
   the  Advisor/Administrator (i)              0.31%            0.59%(j)
Portfolio turnover                              58%                4%(g)
Net assets at end of period (000)               $49             $135

(a) Net of fees and expenses waived or borne
    by the Advisor/Administrator
    which amounted to:                        $0.039             $0.034
(b) Per share data was calculated using average shares outstanding during the period.
(c) Includes distribution from Cheung Kong Holdings Ltd., Citic Pacific Ltd, Guangshen Railway Co., Ltd. and Henderson Land Development Co., Ltd.,
    which  amounted  to  $0.019,   $0.036,  $0.018  and  $0.020  per  share,
    respectively.
(d) Includes distributions from China Light & Power Co. Ltd., Dah Sing Financial, Glorious Sun Enterprises and Hang Seng Bank Ltd. which amounted to $0.078 per share.
(e) The Fund commenced investment operations on May 12, 1997. The activity shown is from the effective date of registration (May 16, 1997) with the SEC. The per share information reflects the 1.5 for 1 stock split effective July 25, 1997.
(f) Total return at net asset value assuming all distributions reinvested and no
    initial  sales  charge  or  contingent   deferred  sales  charge.
(g) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(h) Not annualized.
(i) The  benefits   derived  from  custody   credits  and  directed   brokerage
    arrangements had no impact.
(j) Annualized.
(k) The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

Further performance information is contained in each Fund's Annual Report to shareholders, which is obtainable free of charge by calling 1-800-426-3750.

THE FUNDS' INVESTMENT OBJECTIVES

The Cub Fund seeks capital appreciation by investing primarily in equity securities of small companies (i.e., companies with equity market capitalizations of U.S. $1 billion or less) located in the nine Tigers of Asia (Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, The People's Republic of China and the Philippines) ("Small Company Tiger Securities").

The Japan Fund seeks capital appreciation by investing primarily in equity securities of Japanese companies.

The China Fund seeks long-term growth of capital by investing primarily in equity securities of companies located in, or which derive a substantial portion of their revenue from business activity with or in, the Greater China Region (i.e., Hong Kong, The People's Republic of China and Taiwan).

HOW THE FUNDS PURSUE THEIR OBJECTIVES AND CERTAIN RISK FACTORS

Cub Fund. The Cub Fund seeks to invest in companies with consistently above-average earnings growth. Normally, the Cub Fund will invest at least 65% of its total assets in Small Company Tiger Securities. The Cub Fund may invest up to 35% of its total assets in equity securities of large companies (i.e., companies with equity market capitalizations of more than U.S. $1 billion) located in the nine Tigers of Asia ("Large Company Tiger Securities"). Small and Large Company Tiger Securities include common and preferred stock, warrants (rights) to purchase stock, debt securities convertible into stock, sponsored and unsponsored American Depositary Receipts (receipts issued in the U.S. by banks or trust companies evidencing ownership of underlying foreign securities), Global Depositary Receipts (receipts issued by foreign banks or trust companies evidencing ownership of underlying foreign securities) and shares of closed-end investment companies that invest primarily in the foregoing securities. It is presently anticipated that a large portion of the Cub Fund's assets will be invested in companies located in Hong Kong and Singapore, which are not considered by the Advisor to be emerging markets. However, investments in Hong Kong will involve special risks. See "Investment Techniques and Additional Risk Factors --Hong Kong" below. The remaining countries in which the Cub Fund invests are considered to be emerging markets. Investments in foreign securities, generally, and especially in emerging market securities in a particular region, involve special risks. See "Regional Concentration and Trends," "Foreign Investments," and "Emerging Markets" below. Investments in small company securities also involve special risks. See "Small Companies" below. Dividend income will not be considered in choosing the investments of the Cub Fund.

Japan Fund. The Japan Fund normally invests substantially all of its assets in equity securities of well-established Japanese companies (i.e., companies with equity market capitalizations in excess of U.S. $200 million) (Japanese Securities). The Japan Fund seeks to invest in companies with histories of consistent earnings growth in industries with attractive or improving prospects. Japanese Securities generally include common and preferred stock, warrants (rights) to purchase such stock, debt securities convertible into such stock, sponsored and unsponsored American Depositary Receipts (receipts issued in the U.S. by banks or trust companies evidencing ownership of underlying foreign securities) and Global Depositary Receipts (receipts issued by foreign banks or trust companies). Investment in foreign securities involves special risks. See "Investment Techniques and Additional Risk Factors --Japanese Securities" below. Dividend income will not be considered in choosing the investments of the Japan Fund.

China Fund. The China Fund normally invests at least 80% of its total assets in equity securities of companies located in, or which derive a substantial portion (at least 50%) of their revenue from business activity with or in, the Greater China Region. The remaining 20% may be invested in equity securities of companies that are otherwise expected to benefit from the Greater China Region's anticipated economic growth. The Advisor currently anticipates that the China Fund will invest primarily in companies whose securities are listed and traded in Hong Kong, but that the Advisor believes will benefit from growth opportunities in mainland China.

The China Fund generally invests in companies with at least $100 million in equity market capitalization at the time of purchase, including both seasoned companies and those with limited operating histories. The equity securities in which the China Fund invests include common and preferred stock, warrants (rights) to purchase stock, debt securities convertible into stock, sponsored and unsponsored American Depositary Receipts (receipts issued in the U.S. by banks or trust companies evidencing ownership of underlying foreign securities), Global Depositary Receipts (receipts issued by foreign banks or trust companies) and shares of closed-end investment companies that invest primarily in the foregoing securities. Dividend income will not be considered in choosing the investments of the China Fund.

INVESTMENT TECHNIQUES AND ADDITIONAL RISK FACTORS

The following describes in greater detail different types of securities and investment techniques used by the Funds, and discusses certain risks related to such securities and techniques. Additional information about the Funds' investments and investment practices may be found in the Statement of Additional Information.

Regional Concentration and Trends. As the Cub Fund's investments will, under normal circumstances, be concentrated in equity securities of companies located in the nine Tigers of Asia, and the China Fund investments will be concentrated in the Greater China Region, these Funds' investments will be particularly susceptible to regional trends. The prices of these Funds' securities, and therefore, the net asset value of the Cub Fund and the China Fund may be adversely affected by negative economic or political events in any of the nine Tigers of Asia and in Southeast Asia as a whole. In addition, events in a number of the nine Tigers of Asia since the latter half of 1997 have highlighted the financial interdependence of the region and demonstrated that negative financial events in one such country may have far-reaching negative effects throughout the region. In late 1997, a number of the nine Tigers of Asia suffered currency devaluations, equity market downturns and other detrimental economic events. There can be no assurance that the recent currency devaluations, equity market downturns and other detrimental economic events in the region will not continue. The uncertainty surrounding the effects of the foregoing events may negatively impact the return of the Cub Fund and the China Fund and the value of the Funds' shares.

Japanese Securities. Because the Japan Fund's investments are concentrated in Japan, the value of its shares will be especially affected by political, economic and market conditions within Japan and by movements in currency exchange rates between the Japanese and U.S. currencies, and may fluctuate more widely than the value of shares of a fund investing in companies located in a number of different countries. In addition, because Japan's economy is significantly dependent on foreign trade, economic and market conditions within Japan, and therefore the value of Japan Fund shares, are significantly influenced by domestic economic and market conditions within its trading partner countries and by political relations and currency exchange rates between Japan and such countries. Japan has in the past experienced difficult relations with its trading partners, particularly the U.S. The imposition of trade sanctions or other protectionist measures could negatively impact the Japanese economy and the value of Japan Fund shares. Transactions in Japanese securities may be more costly due to currency conversion costs and higher brokerage and custodial costs.

The Greater China Region. Although Hong Kong, The People's Republic of China and Taiwan are closely tied economically, they have different political and economic systems and their markets and regulatory structures are at different stages of development. Following is a summary of the major risks and uncertainties associated with investing in each country.

Hong Kong. Although Hong Kong has the most developed securities markets of the three countries in the Greater China Region, a substantial portion of its economy is dependent on investments in or trade with China and other less-developed Asian countries. Political, economic and legal developments in those countries including but not limited to inflation, recession or currency fluctuations, could adversely impact the China and Cub Fund's Hong Kong investments.

As of July 1, 1997, sovereignty over Hong Kong was transferred from Great Britain to China and Hong Kong became a Special Administrative Region of China. In connection with this transfer, China has agreed to maintain for 50 years Hong Kong's existing economic and social systems, as well as most of the personal freedoms previously enjoyed by Hong Kong residents. Nevertheless, it is impossible to predict with certainty the ultimate effect Chinese sovereignty will have on Hong Kong's business environment. Chinese sovereignty could result in the imposition of significant restrictions on social or economic activity within Hong Kong. These or other potential actions by China could adversely affect the China and the Cub Fund's Hong Kong investments. A substantial amount of the investments of the Cub Fund and the China Fund are expected to be in companies located in Hong Kong.

China. Since 1978, China's leaders have implemented economic reforms which have transformed China from a socialist economy to one that is increasingly market-based. These changes have included the creation of two domestic stock exchanges and have stimulated strong economic growth. The continued development of China's industrial and service sectors will depend on, among other things, the extent to which governmental policies continue to support such development and the pace at which economic reforms are implemented.

Investments in China also are significantly affected by domestic political developments. As evidenced by the government's actions during the 1989 crisis in Tiananmen Square, the Chinese government's reaction to domestic and international events is unpredictable. Uncertainty exists particularly with respect to China's relationship with Taiwan and the ultimate impact on Hong Kong of the assumption of sovereignty by China. Dramatic action by China's leaders could cause extreme short-run volatility in the value of the China and the Cub Fund's investments and the China and the Cub Fund's shares, and also could significantly and adversely affect the China and the Cub Fund's returns in the long run. Similarly, China's relations with its important trading partners in the West (including the United States) could be adversely affected if the Chinese government's human rights policies are perceived to be deteriorating. Even if trading relations are not actually affected, threats to impose trading restrictions could cause substantial short-term volatility in the value of the China and the Cub Fund's China investments and of the China and Cub Fund's shares.

Taiwan. The Taiwan Stock Exchange is owned by government-controlled enterprises and private banks and has only recently begun to allow direct foreign investment in listed Taiwan securities. Substantial restrictions on such investment remain, including limitations on the percentage of shares of a company that may be foreign-owned and prohibitions on foreign ownership of companies in certain industries.

Taiwan's economy is heavily dependent on exports. Any deterioration in Taiwan's relationships with its trading partners could adversely impact Taiwan's economy and the China and the Cub Fund's Taiwan investments. In particular, Taiwan has become increasingly dependent on direct and indirect trade with China and other Asian countries. Adverse economic or political developments in those countries could negatively impact the China and the Cub Fund's Taiwan investments.

Investments in Taiwan could be affected by Taiwan's political relationship with China. Uncertainty over the prospects for political reunification between the two countries could make the value of the China and the Cub Fund's Taiwan investments and of their shares particularly volatile and could negatively impact returns, especially if China threatens political or military action. Such reunification, if it were to occur, also could negatively impact the China and the Cub Fund's Taiwan investments.

General. Countries both within the Greater China Region and in other parts of Southeast Asia have, at times, experienced rapid economic growth. While these countries are expected to continue to grow economically over the long term, they can be expected to do so at varying rates and to experience periods of high inflation, economic recession and currency fluctuations along the way. Such periods may be associated with greater, and sometimes extreme, fluctuations in the value of investments in the Region, compared to investments in more developed economies. Further, events in one country may impact investments in other countries. Monetary, fiscal and other governmental policies adopted by the countries in and around the Region in response to such economic developments could exacerbate any such fluctuations.

Malaysia. On September 1, 1998, the Malaysian government announced a series of capital and foreign exchange controls on the Malaysian currency, the ringgit, and on transactions on the Kuala Lumpur Stock Exchange, that operate to constrain severely or prohibit foreign investors from repatriating assets. As of the date of this prospectus, the Funds do not have any of their assets invested in Malaysian securities.

Foreign Investing Generally. In addition to the specific risks described above, investing in foreign securities has special risks related to political, economic and legal conditions outside of the U.S. As a result, the prices of foreign securities, and, therefore, the value of each Fund's shares, may fluctuate substantially more than the prices of securities of issuers based in the U.S.
Special risks associated with foreign securities include, among others, the possibility of unfavorable movements in currency exchange rates, difficulties in enforcing judgments abroad, the existence of less liquid and less regulated markets, the unavailability of reliable information about issuers, the existence of different accounting, auditing and legal standards in foreign countries, the existence (or potential imposition) of exchange control regulations (including currency blockage or other restrictions on repatriation of capital), and political and economic instability. In addition, transactions in foreign securities may be more costly due to currency conversion costs and higher brokerage and custodial costs and may be subject to delays and disruptions in securities settlement procedures. See "Foreign Securities" and "Foreign Currency Transactions" in the Statement of Additional Information for more information about foreign investing.

Emerging Markets. A portion of the Cub Fund's investments will consist of securities issued by companies located in countries whose economies, political systems or securities markets are not yet highly developed. Special risks associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, highly limited numbers of potential buyers for such securities, heightened volatility of security prices, restrictions on repatriation of capital invested abroad and delays and disruptions in securities settlement procedures. Over the last several years, political, legal, economic and regulatory systems in the Tiger countries continue to lag behind those of more developed countries. Accordingly, the risks that restrictions on repatriation of the Cub Fund investments may be imposed unexpectedly or other limitations on the Cub Fund's ability to realize on its investments may be instituted are greater with respect to investments in the Tiger countries.

Each Fund may engage in the following investment techniques (unless otherwise indicated).

Small Companies. The Cub and the China Fund may invest in small companies (companies with equity market capitalizations of U.S. $1 billion or less(Cub
Fund) and companies with equity market capitalizations of U.S. $500 million or less(China Fund)). The smaller, less well-established companies in which these Funds may invest may offer greater opportunities for capital appreciation than larger, better-established companies, but may also involve certain special risks. Such companies often have limited product lines, markets or financial resources and depend heavily on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than exchange-listed securities of larger companies.

Foreign Currency Transactions. In connection with their investments in equity securities, the Funds may purchase and sell (i) foreign currencies on a spot or forward basis, (ii) foreign currency futures contracts, and (iii) options on foreign currencies and foreign currency futures. Such transactions may be entered into (i) to lock in a particular foreign exchange rate pending settlement of a purchase or sale of a foreign security or pending the receipt of interest, principal or dividend payments on a foreign security held by the Funds, or (ii) to hedge against a decline in the value, in U.S. dollars or in another currency, of a foreign currency in which securities held by the Funds are denominated. The Funds will not attempt, nor would they be able, to eliminate all foreign currency risk. Further, although hedging may lessen the risk of loss if the hedged currency's value declines, it limits the potential gain from currency value increases. See the Statement of Additional Information for information relating to the Funds' obligations in entering into such transactions.

Futures Contracts and Options. Each Fund may purchase and sell foreign stock index futures contracts and options on such contracts. Such transactions may be entered into to gain exposure to a particular foreign equity market pending investment in individual securities or to hedge against market declines. A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of a type of instrument at the time and in the amount specified in the contract. A sale of a futures contract can be terminated in advance of the specified delivery date by subsequently purchasing a similar contract; a purchase of a futures contract can be terminated by a subsequent sale. Gain or loss on a contract generally is realized upon such termination. An option on a futures contract generally gives the option holder the right, but not the obligation, to purchase or sell the futures contract prior to the option's specified expiration date. If the option expires unexercised, the holder will lose any amount it paid to acquire the option. Transactions in futures and related options may not precisely achieve the goals of hedging or gaining market exposure to the extent there is an imperfect correlation between the price movements of the contracts and of the underlying securities. In addition, if the Advisor's stock market movement expectancies are inaccurate, the Funds may be worse off than if they had not hedged.

Temporary/Defensive Investments. Each of the Funds may invest temporarily available cash in U.S. dollar or foreign currency denominated demand deposits, certificates of deposit, bankers' acceptances, and high-quality, short-term debt securities, as well as in Treasury bills and repurchase agreements. Some or all of the Funds' assets may be invested in such investments during periods of unusual market conditions. Under a repurchase agreement, a Fund buys a security from a bank or dealer, which is obligated to buy it back at a fixed price and time. The security is held in a separate account at the Fund's custodian and, constitutes the Fund's collateral for the bank's or dealer's repurchase obligation. Additional collateral will be added so that the obligation will at all times be fully collateralized. However, if the bank or dealer defaults or enters bankruptcy, the Fund may experience costs and delays in liquidating the collateral and may experience a loss if it is unable to demonstrate its right to the collateral in a bankruptcy proceeding. Not more than 15% of a Fund's net assets will be invested in repurchase agreements maturing in more than seven days and other illiquid assets.

Borrowing of Money. Each Fund may borrow money from banks, other affiliated funds and other entities, to the extent permitted by law, for temporary or emergency purposes up to 33 1/3% of its total assets.

Other. The Funds may not always achieve their investment objectives. The Funds' investment objectives and non-fundamental investment policies may be changed without shareholder approval. The Funds' fundamental investment policies listed in the Statement of Additional Information cannot be changed without the approval of a majority of the Funds' outstanding voting securities. Additional information concerning certain of the securities and investment techniques described above is contained in the Statement of Additional Information.

HOW THE FUNDS MEASURE THEIR PERFORMANCE

Performance may be quoted in sales literature and advertisements. Each Class's average annual total returns are calculated in accordance with the SEC's formula and assume the reinvestment of all distributions. Other total returns differ from average annual total returns only in that they may relate to different time periods, may represent aggregate as opposed to average annual total returns. Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursements, performance results would have been lower.

Quotations from various publications may be included in sales literature and advertisements. Further information about performance is contained in the Funds' Annual Reports and in the section "Performance Measures" in the Statement of Additional Information. Both are provided free of charge by calling the Administrator at 1-800-426-3750. All performance information is historical and does not predict future results.

HOW THE FUNDS ARE MANAGED

The Trustees formulate the Funds' general policies and oversee the Funds' affairs as conducted by the Advisor.

Liberty Funds Distributor, Inc. (Distributor), a subsidiary of the Administrator, serves as the distributor for the Funds' shares. Liberty Funds Services, Inc. (Transfer Agent), an affiliate of the Administrator, serves as the shareholder services and transfer agent for the Funds. Each of the Advisor, the Administrator, the Distributor and the Transfer Agent is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc., (Liberty Financial) which in turn is an indirect majority-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is considered to be the controlling entity of the Advisor, the Administrator and their affiliates. Liberty Mutual is an underwriter of workers' compensation insurance and is a property and casualty insurer in the U.S.

The Advisor furnishes each Fund with investment management services. For these services, the Cub Fund and the China Fund pay the Advisor a monthly fee at an annual rate of 1.15% of their average daily net assets. The Japan Fund pays the Advisor a monthly fee at an annual rate of 0.95% of its average daily assets. Pursuant to a voluntary fee waiver in fiscal year 1998, the Cub Fund, Japan Fund and China Fund each paid the Advisor, respectively, 0.13%, 0.23% and 0.84% of each Fund's average daily net assets.

Robert B. Cameron, Senior Vice President of the Advisor and its immediate parent, Newport Pacific Management, Inc. (Newport Pacific), manages the Cub Fund and co-manages the China Fund. Prior to joining the Advisor in 1996, Mr. Cameron was a branch manager-equity sales at CS First Boston from 1995 to 1996 and a branch manager-equity sales at Swiss Bank Corp since 1993.

David Smith, Senior Vice President of the Advisor, manages the Japan Fund and has managed other funds or accounts on behalf of Newport Pacific, since 1994. Prior to this affiliation with Newport Pacific, Mr. Smith was Director of North Asian Strategies at Newport Pacific, an Executive Vice President at Carnegie Investor Services, and a Vice President at Global Strategies since 1993.

The China Fund's portfolio management team consists of three co-managers:
Thomas R. Tuttle, as lead portfolio manager, and Robert B. Cameron and Christopher Legallet.

Mr. Tuttle is Senior Vice President of the Advisor and of Newport Pacific. Mr. Tuttle has been affiliated with the Advisor since 1987 and with Newport Pacific since 1983.

Mr. Legallet is Senior Vice President of the Advisor. He has been affiliated with the Advisor since 1997. Prior to his affiliation with the Advisor, Mr. Legallet was a Managing Director of Jupiter Tyndall (Asia) Ltd. in Hong Kong serving as lead manager for investment in Asia from 1992 to 1997.

See "Management of the Funds" in the Statement of Additional Information for more information.

The Administrator provides certain administrative services to each Fund, for which the Funds pay the Administrator a monthly fee at the annual rate of 0.25% of each Fund's average daily net assets. The Administrator also provides pricing and bookkeeping services to each Fund for a monthly fee of $2,250 plus a percentage of the Funds' average net assets over $50 million.

The Transfer Agent provides transfer agency and shareholder services to each Fund for a monthly fee at the annual rate of 0.236% of each Funds' average daily net assets plus certain out-of-pocket expenses.

Each of the foregoing fees is subject to any reimbursement or fee waiver to which the Advisor and its affiliates may agree.

The Advisor places all orders for purchases and sales of portfolio securities. In selecting broker-dealers, the Advisor may consider research and brokerage services furnished by such broker-dealers to the Advisor and its affiliates. In recognition of the research and brokerage services provided, the Advisor may cause the Funds to pay the selected broker-dealer a higher commission than would have been charged by another broker-dealer not providing such services. The Advisor may use the services of AlphaTrade Inc., the Administrator's registered broker-dealer subsidiary, when buying or selling equity securities for the Funds' portfolios, pursuant to procedures adopted by the Trustees under Investment Company Act Rule 17e-1. Subject to seeking best execution, the Advisor may consider sales of shares of the Funds (and of certain other funds advised by the Advisor, the Administrator and their affiliates ) in selecting broker-dealers for portfolio security transactions.

YEAR 2000

The Funds' Advisor, Administrator, Distributor and Transfer Agent (Liberty Companies) are actively managing Year 2000 readiness for the Funds. The Liberty Companies are taking steps that they believe are reasonably designed to address the year 2000 problem and are communicating with vendors who provide services, software and systems to the Funds to provide that date-related information and data can be properly processed and calculated on and after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their , software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. The Funds will not pay the cost of these modifications. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Funds will not be adversely affected.

HOW THE FUNDS VALUE THEIR SHARES

Per share net asset value is calculated by dividing the total net asset value attributable to Class Z shares by the number of Class Z shares outstanding. Shares of the Funds are generally valued as of the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange (Exchange) each day the Exchange is open. Portfolio securities for which market quotations are readily available are valued at current market value. Short-term investments maturing in 60 days or less are valued at amortized cost when the Advisor determines, pursuant to procedures adopted by the Trustees, that such cost approximates current market value. In certain countries, the Funds may hold foreign designated shares. If the foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded. Korean equity securities that have reached the limit for aggregate foreign ownership and for which premiums to the local exchange prices may be paid by foreign investors are valued by applying a broker quoted premium to the local share price. All other securities and assets are valued at their fair value following procedures adopted by the Board of Trustees. In addition, if the values of foreign securities have been materially affected by events occurring after the closing of a foreign market, the foreign securities may be valued at their fair value.

DISTRIBUTIONS AND TAXES

The Funds intend to qualify as "regulated investment companies" under the Internal Revenue Code and to distribute to shareholders net income and any net realized gain, at least annually.

Each Fund reinvests distributions in additional Class Z shares at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash to shareholders but will be invested in additional Class Z shares at net asset value. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. To change your election, call the Transfer Agent for information.

Whether you receive distributions in cash or in additional Fund shares, you must report them as taxable income unless you are a tax-exempt institution. If you buy shares shortly before a distribution is declared, the distribution will be taxable although it is, in effect, a partial return of the amount invested. Each January, information on the amount and nature of distributions for the prior year is sent to shareholders.

HOW TO BUY SHARES

Class Z shares are offered continuously at net asset value without a sales charge. Orders received in good form prior to the time at which the Funds value their shares (or placed with the financial service firm before such time and transmitted by the financial service firm before a Fund processes that day's share transactions) will be processed based on that day's closing net asset value. Certificates will not be issued for Class Z shares. The Funds may refuse any purchase order for their shares. See the Statement of Additional Information for more information.

Shareholder Services and Account Fees. A variety of shareholder services are available. For more information about these services or your account, call 1-800-345-6611. Some services are described in the attached account application. A shareholder's manual explaining all available services will be provided upon request.

In June of any year, the Funds may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share value depreciation. Shareholders will receive 60 days' written notice to increase the account value before the fee is deducted. The Funds may also deduct annual maintenance and processing fees
(payable to the Transfer Agent) in connection with certain retirement plan accounts sponsored by the Distributor. See "Special Purchase Programs/Investor Services" in the Statement of Additional Information for more information.

Other Classes of Shares. In addition to Class Z shares, each Fund offers three other classes of shares, Classes A, B and C through a separate Prospectus.
Which Class is more beneficial to an investor depends on the amount and intended length of the investment. In general, anyone eligible to purchase Class Z shares, which do not bear 12b-1 fees or contingent deferred sales charges, should do so in preference over other classes.

Financial service firms may receive different compensation rates for selling different classes of shares. The Distributor may pay additional compensation to financial service firms which have made or may make significant sales. See the Statement of Additional Information for more information.

HOW TO SELL SHARES

Shares of the Funds may be sold on any day the Exchange is open, either directly to a Fund or through your financial service firm. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Funds will delay sending proceeds for 15 days in order to protect the Funds against financial losses and dilution in net asset value caused by dishonored purchase payment checks. To avoid delay in payment, investors are advised to purchase shares unconditionally, such as by federal fund wire or other immediately available funds.

Contingent Redemption Fee. The Funds can experience substantial price fluctuations and are intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Funds' investment programs and create additional transaction costs that are borne by all shareholders. For these reasons, the Funds assess a redemption fee in the amount of 2.00% on redemptions and exchanges of Fund shares purchased and held for five business days or less.

The contingent redemption fee is paid to the Funds to help offset transaction costs. The Funds use the "first-in, first-out" (FIFO) method to determine the five business day holding period. Under this method, the date of the redemption or exchange is compared with the earliest purchase date of shares held in the account.
If this holding period is five business days or less, the contingent redemption fee is assessed.

The contingent redemption fee does not apply to any shares purchased through the reinvestment of dividends. The fee may not apply to omnibus accounts and wrap fee programs.

Selling Shares Directly To A Fund. Send a signed letter of instruction or stock power form to the Transfer Agent, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after a Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from financial service firms, the Transfer Agent and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. For details contact:

                           Liberty Funds Services, Inc.
                                  P.O. Box 1722
                              Boston, MA 02105-1722
                                  1-800-345-6611

Selling Shares Through Financial Service Firms. Financial service firms must receive requests prior to the time at which a Fund values its shares to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent and may charge for this service.

General. The sale of shares is a taxable transaction for income tax purposes. See the Statement of Additional Information for more information. Under unusual circumstances, a Fund may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

HOW TO EXCHANGE SHARES

Class Z shares of each Fund may be exchanged at net asset value for the Class A shares of any other mutual funds advised by the Advisor, the Administrator or their affiliates.  Carefully read the prospectus of the fund into which the exchange will go before submitting the request. Call 1-800-426-3750 to receive a prospectus. Call 1-800-422-3737 to exchange shares by telephone. An exchange is a taxable capital transaction. The exchange service may be changed, suspended or eliminated on 60 days' written notice. The Funds will terminate the exchange privilege as to a particular shareholder if the Advisor determines, in its sole and absolute discretion, that the shareholder's exchange activity is likely to adversely impact the Advisor's ability to manage the Funds' investments in accordance with their investment objectives or otherwise harm the Funds or their remaining shareholders.

All exchanges within five business days after a purchase are subject to a 2.00% contingent redemption fee. See "How to Sell Shares - Contingent Redemption Fee."

TELEPHONE TRANSACTIONS

All shareholders and/or their financial advisors are automatically eligible to exchange Fund shares and to redeem up to $100,000 of the Funds' shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. Eastern time and the time at which the Funds value their shares. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be done by placing a wire order trade through a broker or furnishing a signature guaranteed request. Telephone redemption privileges may be elected on the account application. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may be liable for losses related to unauthorized or fraudulent transactions in the event reasonable procedures are not employed. Such procedures include restrictions on where proceeds of telephone redemptions may be sent, limitations on the ability to redeem by telephone shortly after an address change, recording of telephone lines and requirements that the redeeming shareholder and/or his or her financial advisor provide certain identifying information. Shareholders and/or their financial advisors wishing to redeem or exchange shares by telephone may experience difficulty in reaching the Funds at their toll-free telephone number during periods of drastic economic or market changes. In that event, shareholders and/or their financial advisors should follow the procedures for redemption or exchange by mail as described above under "How to Sell Shares." The Advisor, the Administrator, the Transfer Agent and the Funds reserve the right to change, modify or terminate the telephone redemption or exchange services at any time upon prior written notice to shareholders. Shareholders and/or their financial advisors are not obligated to transact by telephone.

ORGANIZATION AND HISTORY


The Trust is a Massachusetts business trust organized in 1980. The Cub Fund and the Japan Fund each commenced investment operations in 1996 and the China Fund commenced investment operations in 1997, each as a separate portfolio of the Trust.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Funds and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See the Statement of Additional Information for more information.

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Investment Advisor
Newport Fund Management, Inc.
580 California Street, Suite 1960
San Francisco, CA  94104

Administrator
Colonial Management Associates, Inc.
One Financial Center
Boston, MA  02111-2621

Distributor
Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621

Custodian
The Chase Manhattan Bank
270 Park Avenue
New York, NY 10017-2070

Shareholder Services and Transfer Agent
Liberty Funds Services, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-345-6611

Independent Accountants
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110-2624

Legal Counsel
Ropes & Gray
One International Place
Boston, MA 02110-2624



Your financial service firm is:

Printed in U.S.A.

November 30, 1998

NEWPORT TIGER
CUB FUND

NEWPORT JAPAN OPPORTUNITIES FUND

NEWPORT GREATER CHINA FUND

CLASS Z SHARES

PROSPECTUS

Newport Tiger Cub Fund seeks capital appreciation by investing primarily in equity securities of small companies (i.e., companies with equity market capitalizations of U.S. $1 billion or less) located in the nine Tigers of Asia (Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, The People's Republic of China and the Philippines).

Newport Japan Opportunities Fund seeks capital appreciation by investing primarily in equity securities of Japanese companies.

Newport Greater China Fund seeks long-term growth of capital by investing primarily in equity securities of companies located in, or which derive a substantial portion of their revenue from business activity with or in, The Greater China Region (i.e., Hong Kong, The People's Republic of China and Taiwan).

For more detailed information about the Funds, call the Administrator at 1-800-426-3750 for the November 30, 1998 Statement of Additional Information.


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      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE

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